Baird Core Plus Bond Fund
Schedule of Investments, September 30, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
3.000%, 06/30/2024	$250,175,000	$244,721,966
2.875%, 06/15/2025	30,875,000	29,776,284
1.125%, 10/31/2026	121,950,000	108,121,060
2.000%, 11/15/2026	271,250,000	249,083,789
2.250%, 11/15/2027	271,925,000	248,821,997
1.125%, 08/31/2028	328,200,000	277,854,632
2.375%, 03/31/2029	240,250,000	217,538,867
1.250%, 08/15/2031	265,750,000	214,769,599
2.875%, 05/15/2032	163,825,000	151,461,332
1.375%, 11/15/2040	456,375,000	295,021,478
2.250%, 05/15/2041	58,175,000	43,978,936
2.875%, 05/15/2043	874,450,000	720,703,930
2.500%, 02/15/2045	960,100,000	731,963,736
1.250%, 05/15/2050	87,250,000	48,832,734
1.375%, 08/15/2050	118,250,000	68,469,522
Total U.S. Treasury Securities (Cost $4,534,825,697)		3,651,119,862	16.5%

Other Government Related Securities
Comision Federal de Electricidad,
5.750%, 02/14/2042 (1)(2)	5,200,000	3,783,000
Electricite de France SA,
4.750%, 10/13/2035 (Callable 04/13/2035) (1)(2)	10,000,000	8,542,134
Petroleos Mexicanos:
5.950%, 01/28/2031 (Callable 10/28/2030) (1)	1,005,000	678,777
6.700%, 02/16/2032 (Callable 11/16/2031) (1)	31,343,000	21,991,033
Total Other Government Related Securities (Cost $45,907,314)		34,994,944	0.2%

Corporate Bonds
Industrials
180 Medical, Inc.,
3.875%, 10/15/2029 (Callable 10/07/2024) (1)(2)	500,000	414,235
AbbVie, Inc.:
3.800%, 03/15/2025 (Callable 12/15/2024)	29,200,000	28,280,321
3.600%, 05/14/2025 (Callable 02/14/2025)	2,500,000	2,399,673
4.300%, 05/14/2036 (Callable 11/14/2035)	3,825,000	3,317,249
4.050%, 11/21/2039 (Callable 05/21/2039)	11,250,000	9,049,671
4.250%, 11/21/2049 (Callable 05/21/2049)	20,000,000	16,055,347
ADT Security Corp.,
4.125%, 08/01/2029 (Callable 08/01/2028) (2)	2,250,000	1,867,500
Advanced Drainage Systems, Inc.,
6.375%, 06/15/2030 (Callable 07/15/2025) (2)	1,500,000	1,453,275
Adventist Health System:
2.952%, 03/01/2029 (Callable 12/01/2028)	7,250,000	6,324,729
3.630%, 03/01/2049 (Callable 09/01/2048)	8,900,000	6,559,984
Air Products and Chemicals, Inc.,
2.800%, 05/15/2050 (Callable 11/15/2049)	5,000,000	3,325,573
Aker BP ASA,
2.875%, 01/15/2026 (Callable 12/15/2025) (1)(2)	25,000,000	22,704,027
Albertsons Companies, Inc.:
3.250%, 03/15/2026 (Callable 10/31/2022) (2)	5,000,000	4,391,685
3.500%, 03/15/2029 (Callable 09/15/2023) (2)	1,500,000	1,209,000
Alcon Finance Corp.:
3.000%, 09/23/2029 (Callable 06/23/2029) (1)(2)	6,110,000	5,153,986
2.600%, 05/27/2030 (Callable 02/27/2030) (1)(2)	6,475,000	5,223,790
Alimentation Couche-Tard, Inc.,
2.950%, 01/25/2030 (Callable 10/25/2029) (1)(2)	6,500,000	5,344,354
Allegion PLC,
3.500%, 10/01/2029 (Callable 07/01/2029)	10,000,000	8,476,205
Alpek SAB de CV:
4.250%, 09/18/2029 (Callable 06/18/2029) (1)(2)	6,000,000	4,959,060
3.250%, 02/25/2031 (Callable 11/25/2030) (1)(2)	10,000,000	7,391,908
America Movil SAB de CV,
2.875%, 05/07/2030 (Callable 02/07/2030) (1)	28,000,000	23,514,953
Amgen, Inc.:
3.150%, 02/21/2040 (Callable 08/21/2039)	5,000,000	3,606,404
4.400%, 05/01/2045 (Callable 11/01/2044)	8,000,000	6,531,421
Anglo American Capital PLC:
2.625%, 09/10/2030 (Callable 06/10/2030) (1)(2)	16,025,000	12,335,028
3.950%, 09/10/2050 (Callable 03/10/2050) (1)(2)	10,000,000	6,806,870
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029 (Callable 10/23/2028) (1)	5,000,000	4,870,793
5.450%, 01/23/2039 (Callable 07/23/2038) (1)	9,975,000	9,505,226
4.900%, 02/01/2046 (Callable 08/01/2045) (1)	70,275,000	61,074,597
Antofagasta PLC,
2.375%, 10/14/2030 (Callable 07/14/2030) (1)(2)	6,000,000	4,484,400
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (Callable 06/28/2025) (1)(2)	18,140,000	17,517,420
4.500%, 06/20/2029 (Callable 03/20/2029) (1)(2)	20,575,000	18,828,520
AptarGroup, Inc.,
3.600%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,142,138
Aramark Services, Inc.,
5.000%, 02/01/2028 (Callable 02/01/2023) (2)	1,000,000	890,710
ArcelorMittal:
6.125%, 06/01/2025 (1)	6,078,000	6,123,455
4.550%, 03/11/2026 (1)	30,930,000	29,604,150
4.250%, 07/16/2029 (1)	15,000,000	13,429,707
7.000%, 10/15/2039 (1)	11,096,000	10,431,017
Arcosa, Inc.,
4.375%, 04/15/2029 (Callable 04/15/2024) (2)	3,000,000	2,550,000
Ardagh Metal Packaging S.A.,
3.250%, 09/01/2028 (Callable 05/15/2024) (1)(2)	500,000	407,980
Arrow Electronics, Inc.,
3.250%, 09/08/2024 (Callable 07/08/2024)	15,000,000	14,435,221
Ashtead Capital, Inc.:
4.000%, 05/01/2028 (Callable 05/01/2023) (1)(2)	9,000,000	7,896,735
2.450%, 08/12/2031 (Callable 05/12/2031) (1)(2)	23,840,000	17,524,935
AT&T, Inc.:
4.300%, 02/15/2030 (Callable 11/15/2029)	10,980,000	10,032,123
2.550%, 12/01/2033 (Callable 09/01/2033)	14,329,000	10,608,382
4.650%, 06/01/2044 (Callable 12/01/2043)	9,700,000	7,903,807
3.550%, 09/15/2055 (Callable 03/15/2055)	40,029,000	26,292,488
3.800%, 12/01/2057 (Callable 06/01/2057)	25,315,000	17,101,411
3.650%, 09/15/2059 (Callable 03/15/2059)	31,734,000	20,560,473
Avery Dennison Corp.,
2.650%, 04/30/2030 (Callable 02/01/2030)	10,175,000	8,133,260
Ball Corp.:
5.250%, 07/01/2025	21,675,000	21,182,760
4.875%, 03/15/2026 (Callable 12/15/2025)	23,125,000	21,938,919
2.875%, 08/15/2030 (Callable 05/15/2030)	5,000,000	3,837,225
3.125%, 09/15/2031 (Callable 06/15/2031)	25,000,000	18,843,750
Bayer US Finance II LLC:
4.250%, 12/15/2025 (Callable 10/15/2025) (1)(2)	25,000,000	23,926,237
4.625%, 06/25/2038 (Callable 12/25/2037) (1)(2)	12,000,000	9,930,002
4.400%, 07/15/2044 (Callable 01/15/2044) (1)(2)	5,125,000	3,837,550
Beam Suntory, Inc.,
3.250%, 06/15/2023 (Callable 03/17/2023) (1)	10,960,000	10,843,668
Becton Dickinson and Co.:
3.363%, 06/06/2024 (Callable 04/06/2024)	4,531,000	4,403,128
3.734%, 12/15/2024 (Callable 09/15/2024)	2,528,000	2,441,319
4.875%, 05/15/2044 (Callable 11/15/2043)	5,455,000	4,560,033
Berry Global, Inc.,
4.875%, 07/15/2026 (Callable 10/31/2022) (2)	28,000,000	26,320,000
Bimbo Bakeries USA, Inc.,
4.000%, 05/17/2051 (Callable 11/17/2050) (1)(2)	5,000,000	3,658,750
Boardwalk Pipelines LP:
4.950%, 12/15/2024 (Callable 09/15/2024)	17,475,000	17,291,715
5.950%, 06/01/2026 (Callable 03/01/2026)	26,406,000	26,673,699
4.800%, 05/03/2029 (Callable 02/03/2029)	28,916,000	26,553,779
3.600%, 09/01/2032 (Callable 06/01/2032)	15,000,000	11,861,005
Boeing Co.:
2.196%, 02/04/2026 (Callable 02/04/2023)	25,550,000	22,674,028
5.150%, 05/01/2030 (Callable 02/01/2030)	26,000,000	24,051,242
Bon Secours Mercy Health, Inc.,
3.464%, 06/01/2030 (Callable 12/01/2029)	16,330,000	14,341,321
Booz Allen Hamilton, Inc.:
3.875%, 09/01/2028 (Callable 09/01/2023) (2)	1,000,000	860,263
4.000%, 07/01/2029 (Callable 07/01/2024) (2)	500,000	427,781
Boral Finance Pty Ltd.,
3.750%, 05/01/2028 (Callable 02/01/2028) (1)(2)	1,440,000	1,276,240
BorgWarner, Inc.,
5.000%, 10/01/2025 (2)	8,285,000	8,126,289
Bristol-Myers Squibb Co.,
3.700%, 03/15/2052 (Callable 09/15/2051)	6,425,000	4,917,950
British Telecommunications PLC,
9.625%, 12/15/2030 (1)	19,000,000	21,951,676
Broadcom, Inc.:
3.625%, 10/15/2024 (Callable 09/15/2024)	26,800,000	26,078,587
3.150%, 11/15/2025 (Callable 10/15/2025)	7,150,000	6,711,295
4.000%, 04/15/2029 (Callable 02/15/2029) (2)	4,000,000	3,525,742
5.000%, 04/15/2030 (Callable 01/15/2030)	11,000,000	10,221,448
4.150%, 11/15/2030 (Callable 08/15/2030)	10,000,000	8,655,449
2.450%, 02/15/2031 (Callable 11/15/2030) (2)	7,250,000	5,463,883
4.150%, 04/15/2032 (Callable 01/15/2032) (2)	22,000,000	18,399,652
3.137%, 11/15/2035 (Callable 08/15/2035) (2)	13,250,000	9,284,265
3.500%, 02/15/2041 (Callable 08/15/2040) (2)	16,000,000	10,796,318
Bunge Limited Finance Corp.:
3.250%, 08/15/2026 (Callable 05/15/2026)	13,188,000	12,122,995
3.750%, 09/25/2027 (Callable 06/25/2027)	23,800,000	21,800,098
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045 (Callable 10/01/2044)	3,100,000	2,545,308
Cameron LNG LLC,
3.701%, 01/15/2039 (Callable 07/15/2038) (2)	15,000,000	11,524,456
Canpack SA / Canpack US LLC,
3.875%, 11/15/2029 (Callable 11/15/2024) (1)(2)	15,000,000	11,717,996
Carlisle Companies, Inc.:
3.750%, 12/01/2027 (Callable 09/01/2027)	4,600,000	4,182,172
2.750%, 03/01/2030 (Callable 12/01/2029)	21,832,000	17,829,824
Carrier Global Corp.:
2.493%, 02/15/2027 (Callable 12/15/2026)	12,845,000	11,386,288
2.700%, 02/15/2031 (Callable 11/15/2030)	14,700,000	11,817,499
3.577%, 04/05/2050 (Callable 10/05/2049)	3,050,000	2,111,445
CCL Industries, Inc.,
3.050%, 06/01/2030 (Callable 03/01/2030) (1)(2)	19,725,000	15,834,169
CDW LLC / CDW Finance Corp.,
3.569%, 12/01/2031 (Callable 09/01/2031)	15,000,000	11,678,589
Celanese US Holdings LLC,
6.330%, 07/15/2029 (Callable 05/15/2029)	5,600,000	5,219,341
Cellnex Finance Co.,
3.875%, 07/07/2041 (Callable 04/07/2041) (1)(2)	28,000,000	17,505,040
CF Industries, Inc.,
5.375%, 03/15/2044	10,922,000	9,281,365
Charles River Laboratories International, Inc.,
4.000%, 03/15/2031 (Callable 03/15/2026) (2)	3,000,000	2,419,271
Charter Communications Operating LLC:
4.908%, 07/23/2025 (Callable 04/23/2025)	63,550,000	61,971,358
3.750%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,418,422
4.400%, 04/01/2033 (Callable 01/01/2033)	5,000,000	4,140,335
6.384%, 10/23/2035 (Callable 04/23/2035)	32,905,000	30,175,962
5.375%, 04/01/2038 (Callable 10/01/2037)	6,000,000	4,861,813
3.700%, 04/01/2051 (Callable 10/01/2050)	6,700,000	4,060,536
3.850%, 04/01/2061 (Callable 10/01/2060)	12,075,000	7,049,396
4.400%, 12/01/2061 (Callable 06/01/2061)	10,000,000	6,370,727
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024 (Callable 01/01/2024)	4,269,000	4,341,795
5.875%, 03/31/2025 (Callable 10/02/2024)	5,005,000	5,025,020
5.125%, 06/30/2027 (Callable 01/01/2027)	11,397,000	11,034,749
Cia Cervecerias Unidas SA,
3.350%, 01/19/2032 (Callable 10/19/2031) (1)(2)	20,000,000	16,875,000
Cigna Corp.:
4.500%, 02/25/2026 (Callable 11/27/2025)	5,725,000	5,587,499
2.400%, 03/15/2030 (Callable 12/15/2029)	9,850,000	8,021,937
4.800%, 08/15/2038 (Callable 02/15/2038)	7,600,000	6,734,600
Clean Harbors, Inc.,
5.125%, 07/15/2029 (Callable 07/15/2024) (2)	100,000	92,068
CNH Industrial Capital LLC:
4.200%, 01/15/2024 (1)	15,000,000	14,774,688
1.875%, 01/15/2026 (Callable 12/15/2025) (1)	14,250,000	12,688,473
CNH Industrial NV,
3.850%, 11/15/2027 (Callable 08/15/2027) (1)	26,114,000	23,827,257
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025 (Callable 03/01/2025) (1)	14,135,000	13,837,548
5.800%, 06/01/2045 (Callable 12/01/2044) (1)	4,733,000	4,376,649
Comcast Corp.:
4.250%, 01/15/2033	6,500,000	5,887,023
4.400%, 08/15/2035 (Callable 02/15/2035)	13,575,000	11,999,297
3.200%, 07/15/2036 (Callable 01/15/2036)	15,000,000	11,598,325
2.937%, 11/01/2056 (Callable 05/01/2056)	2,622,000	1,565,005
2.987%, 11/01/2063 (Callable 05/01/2063)	10,984,000	6,361,887
CommonSpirit Health:
2.760%, 10/01/2024 (Callable 07/01/2024)	7,500,000	7,136,170
2.782%, 10/01/2030 (Callable 04/01/2030)	20,400,000	16,281,001
Conagra Brands, Inc.,
5.300%, 11/01/2038 (Callable 05/01/2038)	6,625,000	5,816,255
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036	845,000	845,322
Constellation Brands, Inc.,
4.750%, 12/01/2025	1,000,000	992,881
Corning, Inc.,
4.375%, 11/15/2057 (Callable 05/15/2057)	10,000,000	7,422,088
Cox Communications, Inc.:
3.850%, 02/01/2025 (Callable 11/01/2024) (2)	2,875,000	2,768,084
4.800%, 02/01/2035 (Callable 08/01/2034) (2)	4,450,000	3,915,354
4.700%, 12/15/2042 (2)	1,670,000	1,355,684
3.600%, 06/15/2051 (Callable 12/15/2050) (2)	22,900,000	15,274,809
CSX Corp.:
6.220%, 04/30/2040	475,000	492,893
4.650%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,264,869
CVS Health Corp.:
3.875%, 07/20/2025 (Callable 04/20/2025)	2,302,000	2,232,620
3.250%, 08/15/2029 (Callable 05/15/2029)	11,800,000	10,326,013
4.780%, 03/25/2038 (Callable 09/25/2037)	35,075,000	30,750,321
5.050%, 03/25/2048 (Callable 09/25/2047)	32,600,000	28,709,593
CVS Pass-Through Trust,
7.507%, 01/10/2032 (2)	3,248,708	3,435,503
Darling Ingredients, Inc.,
6.000%, 06/15/2030 (Callable 06/15/2025) (2)	1,500,000	1,427,535
DCP Midstream LLC:
5.375%, 07/15/2025 (Callable 04/15/2025)	3,000,000	2,913,421
5.625%, 07/15/2027 (Callable 04/15/2027)	17,000,000	16,419,723
5.125%, 05/15/2029 (Callable 02/15/2029)	8,000,000	7,496,229
3.250%, 02/15/2032 (Callable 08/15/2031)	10,000,000	7,905,179
Dell International LLC / EMC Corp.:
5.850%, 07/15/2025 (Callable 06/15/2025)	5,000,000	5,038,404
6.020%, 06/15/2026 (Callable 03/15/2026)	37,004,000	37,153,050
4.900%, 10/01/2026 (Callable 08/01/2026)	8,395,000	8,087,158
3.450%, 12/15/2051 (Callable 06/15/2051) (2)	20,000,000	11,370,234
Dentsply Sirona,
3.250%, 06/01/2030 (Callable 03/01/2030)	46,120,000	35,631,518
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	28,015,000	32,096,647
Dignity Health,
5.267%, 11/01/2064	7,625,000	6,485,225
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,450,775
Dominion Gas Holdings LLC,
3.600%, 12/15/2024 (Callable 09/15/2024)	4,067,000	3,942,848
DuPont de Nemours, Inc.:
4.493%, 11/15/2025 (Callable 09/15/2025)	9,275,000	9,110,445
5.319%, 11/15/2038 (Callable 05/15/2038)	17,350,000	15,730,438
DXC Technology Co.:
1.800%, 09/15/2026 (Callable 08/15/2026)	21,000,000	17,999,599
2.375%, 09/15/2028 (Callable 07/15/2028)	60,000,000	49,011,815
Eagle Materials, Inc.,
2.500%, 07/01/2031 (Callable 04/01/2031)	15,000,000	10,941,815
Eastern Gas Transmission & Storage, Inc.,
3.600%, 12/15/2024 (Callable 09/15/2024)	2,033,000	1,970,939
Eaton Corp.,
4.000%, 11/02/2032	3,660,000	3,266,667
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023 (Callable 02/04/2023)	4,000,000	3,969,795
Element Fleet Management Corp.,
3.850%, 06/15/2025 (Callable 05/15/2025) (1)(2)	23,000,000	21,767,519
Enbridge Energy Partners LP:
7.500%, 04/15/2038 (1)	4,500,000	4,843,770
7.375%, 10/15/2045 (Callable 04/15/2045) (1)	23,298,000	25,318,225
Energy Transfer LP:
3.450%, 01/15/2023 (Callable 10/31/2022)	2,000,000	1,989,549
5.875%, 01/15/2024 (Callable 10/15/2023)	15,000,000	15,030,613
4.400%, 03/15/2027 (Callable 12/15/2026)	15,000,000	13,980,157
5.500%, 06/01/2027 (Callable 03/01/2027)	4,653,000	4,532,467
4.950%, 05/15/2028 (Callable 02/15/2028)	1,620,000	1,511,462
4.950%, 06/15/2028 (Callable 03/15/2028)	4,693,000	4,371,002
5.250%, 04/15/2029 (Callable 01/15/2029)	18,925,000	17,798,120
4.150%, 09/15/2029 (Callable 06/15/2029)	16,585,000	14,461,092
6.625%, 10/15/2036	3,575,000	3,394,240
6.500%, 02/01/2042 (Callable 08/01/2041)	18,727,000	17,427,737
6.100%, 02/15/2042	1,000,000	873,793
5.950%, 10/01/2043 (Callable 04/01/2043)	2,702,000	2,340,929
6.000%, 06/15/2048 (Callable 12/15/2047)	5,000,000	4,319,956
Energy Transfer Partners LP:
4.200%, 04/15/2027 (Callable 01/15/2027)	8,650,000	7,999,270
5.150%, 03/15/2045 (Callable 09/15/2044)	5,000,000	3,934,799
Eni SpA,
4.250%, 05/09/2029 (Callable 02/09/2029) (1)(2)	18,250,000	16,451,193
Enterprise Products Operating LLC,
3.950%, 01/31/2060 (Callable 07/31/2059)	14,475,000	9,981,762
EQT Corp.:
6.125%, 02/01/2025 (Callable 01/01/2025)	10,000,000	10,012,800
5.000%, 01/15/2029 (Callable 07/15/2028)	1,000,000	933,036
3.625%, 05/15/2031 (Callable 05/15/2030) (2)	100,000	83,367
EQT Midstream Partners LP,
4.125%, 12/01/2026 (Callable 09/01/2026)	14,750,000	12,495,758
Equinix, Inc.:
2.625%, 11/18/2024 (Callable 10/18/2024)	8,000,000	7,570,967
3.200%, 11/18/2029 (Callable 08/18/2029)	15,000,000	12,680,697
Exxon Mobil Corp.,
2.992%, 03/19/2025 (Callable 02/19/2025)	35,000,000	33,569,725
FedEx Corp.:
3.900%, 02/01/2035	7,000,000	5,760,321
4.950%, 10/17/2048 (Callable 04/17/2048)	13,500,000	11,406,596
Ferguson Finance PLC,
4.500%, 10/24/2028 (Callable 07/24/2028) (2)	37,052,000	34,324,261
Fiserv, Inc.:
3.850%, 06/01/2025 (Callable 03/01/2025)	11,720,000	11,251,525
3.200%, 07/01/2026 (Callable 05/01/2026)	6,400,000	5,893,691
3.500%, 07/01/2029 (Callable 04/01/2029)	8,810,000	7,665,044
4.400%, 07/01/2049 (Callable 01/01/2049)	12,500,000	9,694,915
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031 (Callable 12/30/2030) (2)	30,000,000	23,341,950
Flex Ltd.:
3.750%, 02/01/2026 (Callable 01/01/2026)	28,300,000	26,291,227
4.875%, 05/12/2030 (Callable 02/12/2030)	17,550,000	15,819,034
Flowserve Corp.:
3.500%, 10/01/2030 (Callable 07/01/2030)	7,075,000	5,817,623
2.800%, 01/15/2032 (Callable 10/15/2031)	5,000,000	3,579,182
FMG Resources Pty Ltd.:
5.125%, 05/15/2024 (Callable 02/15/2024) (1)(2)	2,045,000	2,002,055
4.375%, 04/01/2031 (Callable 01/01/2031) (1)(2)	1,000,000	767,658
6.125%, 04/15/2032 (Callable 01/15/2032) (1)(2)	10,000,000	8,592,500
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	11,700,000	11,547,900
4.375%, 05/10/2043 (1)	2,000,000	1,612,049
3.500%, 01/16/2050 (Callable 07/16/2049) (1)	11,625,000	7,976,048
Ford Motor Credit Co. LLC:
5.584%, 03/18/2024 (Callable 02/18/2024)	29,367,000	28,788,470
3.664%, 09/08/2024	34,000,000	31,960,000
4.063%, 11/01/2024 (Callable 10/01/2024)	7,000,000	6,570,550
2.300%, 02/10/2025 (Callable 01/10/2025)	30,000,000	26,588,919
3.375%, 11/13/2025 (Callable 10/13/2025)	30,000,000	26,505,203
2.700%, 08/10/2026 (Callable 07/10/2026)	15,000,000	12,440,850
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029 (Callable 06/15/2029)	14,000,000	11,570,605
Freeport-McMoRan, Inc.:
5.000%, 09/01/2027 (Callable 10/31/2022)	12,000,000	11,614,920
4.125%, 03/01/2028 (Callable 03/01/2023)	11,550,000	10,342,185
4.375%, 08/01/2028 (Callable 08/01/2023)	6,545,000	5,893,506
5.250%, 09/01/2029 (Callable 09/01/2024)	14,415,000	13,396,436
4.250%, 03/01/2030 (Callable 03/01/2025)	29,799,000	25,481,721
4.625%, 08/01/2030 (Callable 08/01/2025)	3,000,000	2,628,687
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (Callable 07/17/2024) (1)(2)	8,075,000	7,929,547
Fresenius Medical Care US Finance III, Inc.:
3.750%, 06/15/2029 (Callable 03/15/2029) (1)(2)	34,130,000	28,585,822
2.375%, 02/16/2031 (Callable 11/16/2030) (1)(2)	32,300,000	23,472,440
3.000%, 12/01/2031 (Callable 09/01/2031) (1)(2)	13,625,000	10,090,676
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (Callable 10/17/2022) (1)(2)	33,385,000	33,247,586
GE Capital International Funding Co. Unlimited Co.,
4.418%, 11/15/2035	43,701,000	39,152,641
General Motors Co.,
6.125%, 10/01/2025 (Callable 09/01/2025)	22,112,000	22,121,576
General Motors Financial Co., Inc.:
5.100%, 01/17/2024 (Callable 12/17/2023)	18,750,000	18,681,701
2.900%, 02/26/2025 (Callable 01/26/2025)	17,725,000	16,560,602
1.250%, 01/08/2026 (Callable 12/08/2025)	18,125,000	15,577,809
2.350%, 02/26/2027 (Callable 01/26/2027)	10,900,000	9,248,758
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (Callable 11/01/2024)	36,370,000	34,891,660
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (Callable 03/10/2026)	29,775,000	26,375,479
Glencore Finance (Canada) Ltd.:
4.250%, 10/25/2022 (1)(2)	7,000,000	6,996,290
6.000%, 11/15/2041 (1)(2)	9,400,000	8,327,765
5.550%, 10/25/2042 (1)(2)	3,543,000	3,005,750
Glencore Funding LLC:
4.625%, 04/29/2024 (1)(2)	29,230,000	28,944,513
4.000%, 03/27/2027 (Callable 12/27/2026) (1)(2)	17,000,000	15,835,226
4.875%, 03/12/2029 (Callable 12/12/2028) (1)(2)	18,000,000	16,609,386
2.500%, 09/01/2030 (Callable 06/01/2030) (1)(2)	5,615,000	4,293,945
3.875%, 04/27/2051 (Callable 10/27/2050) (1)(2)	7,500,000	5,020,354
3.375%, 09/23/2051 (Callable 03/23/2051) (1)(2)	4,000,000	2,434,820
Global Payments, Inc.:
4.800%, 04/01/2026 (Callable 01/01/2026)	10,035,000	9,688,491
2.900%, 05/15/2030 (Callable 02/15/2030)	5,000,000	3,985,625
Grand Canyon University,
4.125%, 10/01/2024	30,000,000	27,624,900
Graphic Packaging International LLC:
3.500%, 03/15/2028 (2)	5,000,000	4,251,603
3.500%, 03/01/2029 (Callable 09/01/2028) (2)	5,000,000	4,113,089
Gray Oak Pipeline LLC,
2.600%, 10/15/2025 (Callable 09/15/2025) (2)	15,000,000	13,446,489
Grupo Bimbo SAB de CV:
3.875%, 06/27/2024 (1)(2)	21,501,000	21,039,268
4.875%, 06/27/2044 (1)(2)	9,575,000	7,964,838
4.700%, 11/10/2047 (Callable 05/10/2047) (1)(2)	25,671,000	21,352,368
4.000%, 09/06/2049 (1)(2)	19,500,000	14,471,940
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Callable 06/15/2025) (2)	10,000,000	9,650,312
GYP Holdings III Corp.,
4.625%, 05/01/2029 (Callable 05/01/2024) (2)	2,500,000	1,901,621
HB Fuller Co.,
4.000%, 02/15/2027 (Callable 11/15/2026)	6,725,000	6,079,165
HCA, Inc.:
5.000%, 03/15/2024	10,366,000	10,298,146
5.375%, 02/01/2025	25,300,000	25,000,811
5.250%, 04/15/2025	19,200,000	18,806,673
5.375%, 09/01/2026 (Callable 03/01/2026)	1,000,000	968,803
4.500%, 02/15/2027 (Callable 08/15/2026)	16,500,000	15,402,925
5.875%, 02/01/2029 (Callable 08/01/2028)	8,500,000	8,265,274
3.500%, 09/01/2030 (Callable 03/01/2030)	5,000,000	4,128,600
4.375%, 03/15/2042 (Callable 09/15/2041) (2)	3,900,000	2,914,684
4.625%, 03/15/2052 (Callable 09/15/2051) (2)	12,475,000	9,370,007
Hexcel Corp.:
4.950%, 08/15/2025 (Callable 05/15/2025)	8,303,000	8,120,858
4.200%, 02/15/2027 (Callable 11/15/2026)	19,000,000	17,534,173
Holly Energy Partners LP / Holly Energy Finance Corp.,
6.375%, 04/15/2027 (Callable 04/15/2024) (2)	5,000,000	4,775,000
Hologic, Inc.,
3.250%, 02/15/2029 (Callable 09/28/2023) (2)	21,238,000	17,368,175
HP, Inc.:
2.200%, 06/17/2025 (Callable 05/17/2025)	10,000,000	9,255,434
3.000%, 06/17/2027 (Callable 04/17/2027)	25,000,000	22,158,206
Huntington Ingalls Industries, Inc.:
3.844%, 05/01/2025 (Callable 04/01/2025)	10,000,000	9,583,009
2.043%, 08/16/2028 (Callable 06/16/2028)	12,000,000	9,705,722
Huntsman International LLC,
2.950%, 06/15/2031 (Callable 03/15/2031)	4,900,000	3,687,788
Hutchison Whampoa International Ltd.,
3.250%, 11/08/2022 (1)(2)	4,625,000	4,620,098
Hyundai Capital America:
2.375%, 02/10/2023 (1)(2)	20,000,000	19,824,000
1.250%, 09/18/2023 (1)(2)	14,125,000	13,584,578
3.400%, 06/20/2024 (1)(2)	16,850,000	16,228,061
1.300%, 01/08/2026 (Callable 12/08/2025) (1)(2)	10,000,000	8,650,000
1.650%, 09/17/2026 (Callable 08/17/2026) (1)(2)	30,000,000	25,282,221
Infor, Inc.,
1.750%, 07/15/2025 (Callable 06/15/2025) (2)	8,375,000	7,533,928
Ingersoll-Rand Global Holding Co. Ltd.,
5.750%, 06/15/2043	4,126,000	3,898,697
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044 (Callable 05/01/2044)	1,300,000	1,058,482
Ingredion, Inc.,
2.900%, 06/01/2030 (Callable 03/01/2030)	28,000,000	23,106,765
Intel Corp.,
4.900%, 08/05/2052 (Callable 02/05/2052)	2,600,000	2,296,023
International Business Machines Corp.,
4.150%, 05/15/2039	13,000,000	10,747,811
International Flavors & Fragrances, Inc.:
5.000%, 09/26/2048 (Callable 03/26/2048)	10,000,000	8,339,400
3.468%, 12/01/2050 (Callable 06/01/2050) (2)	8,000,000	5,236,186
Iron Mountain, Inc.:
5.250%, 03/15/2028 (Callable 12/27/2022) (2)	20,303,000	17,808,370
5.000%, 07/15/2028 (Callable 07/15/2023) (2)	4,000,000	3,440,000
4.500%, 02/15/2031 (Callable 02/15/2026) (2)	10,000,000	7,731,800
JAB Holdings BV:
3.750%, 05/28/2051 (Callable 11/28/2050) (1)(2)	8,600,000	5,072,558
4.500%, 04/08/2052 (Callable 10/08/2051) (1)(2)	13,000,000	8,361,583
JBS USA Lux SA / JBS USA Food Co. / JBS USA Finance, Inc.:
3.750%, 12/01/2031 (Callable 12/01/2026) (2)	13,000,000	10,407,020
4.375%, 02/02/2052 (Callable 08/02/2051) (2)	7,825,000	5,244,785
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.:
2.500%, 01/15/2027 (Callable 12/15/2026) (2)	15,000,000	12,815,550
3.625%, 01/15/2032 (Callable 01/15/2027) (2)	7,000,000	5,468,750
5.750%, 04/01/2033 (Callable 01/01/2033) (2)	3,000,000	2,709,420
JM Smucker Co.,
3.550%, 03/15/2050 (Callable 09/15/2049)	3,350,000	2,252,941
Kansas City Southern:
4.700%, 05/01/2048 (Callable 11/01/2047)	12,000,000	10,277,036
3.500%, 05/01/2050 (Callable 11/01/2049)	13,000,000	9,062,715
KB Home,
7.250%, 07/15/2030 (Callable 07/15/2025)	5,000,000	4,537,500
Kennametal, Inc.,
4.625%, 06/15/2028 (Callable 03/15/2028)	7,900,000	7,336,489
Keurig Dr Pepper, Inc.,
4.417%, 05/25/2025 (Callable 03/25/2025)	1,671,000	1,643,442
Keysight Technologies, Inc.:
4.550%, 10/30/2024 (Callable 07/30/2024)	7,283,000	7,182,241
4.600%, 04/06/2027 (Callable 01/06/2027)	50,189,000	48,832,837
Kinder Morgan Energy Partners LP:
7.300%, 08/15/2033	1,675,000	1,742,070
6.500%, 02/01/2037	6,785,000	6,542,138
6.950%, 01/15/2038	14,755,000	14,670,874
7.500%, 11/15/2040	27,248,000	28,119,657
Kinder Morgan, Inc.:
8.050%, 10/15/2030	15,384,000	16,432,488
7.800%, 08/01/2031	16,174,000	17,578,420
Kinross Gold Corp.,
6.875%, 09/01/2041 (Callable 03/01/2041) (1)	5,500,000	5,254,262
Kraft Heinz Foods Co.:
6.750%, 03/15/2032	10,000,000	10,519,709
5.000%, 07/15/2035 (Callable 01/15/2035)	5,311,000	4,833,549
5.000%, 06/04/2042	5,000,000	4,343,186
Kyndryl Holdings, Inc.:
2.050%, 10/15/2026 (Callable 09/15/2026)	18,100,000	14,537,716
2.700%, 10/15/2028 (Callable 08/15/2028)	7,939,000	5,806,005
Lafarge SA,
7.125%, 07/15/2036 (1)	1,500,000	1,573,016
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (Callable 06/22/2026) (1)(2)	12,565,000	11,755,615
Lear Corp.:
3.800%, 09/15/2027 (Callable 06/15/2027)	3,167,000	2,889,901
3.500%, 05/30/2030 (Callable 02/28/2030)	15,000,000	12,306,089
Leidos Holdings, Inc.,
5.950%, 12/01/2040 (Callable 06/04/2040)	2,000,000	1,774,774
Leidos, Inc.:
4.375%, 05/15/2030 (Callable 02/15/2030)	46,222,000	40,509,517
2.300%, 02/15/2031 (Callable 11/15/2030)	7,500,000	5,556,900
Lennox International, Inc.,
3.000%, 11/15/2023 (Callable 09/15/2023)	10,000,000	9,779,229
Louisiana-Pacific Corp.,
3.625%, 03/15/2029 (Callable 03/15/2024) (2)	25,000,000	19,641,000
Lundin Energy Finance BV:
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)	10,000,000	8,625,566
3.100%, 07/15/2031 (Callable 04/15/2031) (1)(2)	20,958,000	16,408,761
Magallanes, Inc.,
4.279%, 03/15/2032 (Callable 12/15/2031) (2)	9,550,000	7,856,618
Magellan Midstream Partners LP:
5.000%, 03/01/2026 (Callable 12/01/2025)	10,000,000	9,876,028
4.200%, 03/15/2045 (Callable 09/15/2044)	8,770,000	6,126,861
Magna International, Inc.,
2.450%, 06/15/2030 (Callable 03/15/2030) (1)	10,000,000	8,097,749
Marathon Petroleum Corp.:
3.625%, 09/15/2024 (Callable 06/15/2024)	2,500,000	2,421,445
4.700%, 05/01/2025 (Callable 04/01/2025)	15,000,000	14,727,231
5.125%, 12/15/2026 (Callable 09/15/2026)	3,000,000	2,949,365
4.750%, 09/15/2044 (Callable 03/15/2044)	3,985,000	3,196,664
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030 (Callable 12/15/2029)	5,000,000	4,016,052
6.250%, 05/01/2037	450,000	433,312
Masco Corp.,
6.500%, 08/15/2032	15,834,000	15,888,350
MasTec, Inc.,
4.500%, 08/15/2028 (Callable 08/15/2023) (2)	12,948,000	11,301,757
Microchip Technology, Inc.,
4.250%, 09/01/2025 (Callable 10/31/2022)	4,000,000	3,863,181
Microsoft Corp.,
4.200%, 11/03/2035 (Callable 05/03/2035)	5,650,000	5,344,635
Midwest Connector Capital Co. LLC:
3.900%, 04/01/2024 (Callable 03/01/2024) (2)	13,695,000	13,230,167
4.625%, 04/01/2029 (Callable 01/01/2029) (2)	12,000,000	10,707,040
Minera Mexico SA de CV,
4.500%, 01/26/2050 (Callable 07/26/2049) (1)(2)	8,000,000	5,567,360
Mohawk Industries, Inc.,
3.625%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,160,333
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)	8,250,000	7,815,161
Molson Coors Beverage Co.,
3.000%, 07/15/2026 (Callable 04/15/2026)	23,888,000	21,817,749
Mosaic Co.,
5.450%, 11/15/2033 (Callable 05/15/2033)	11,101,000	10,453,001
MPLX LP:
4.000%, 02/15/2025 (Callable 11/15/2024)	13,125,000	12,664,218
4.875%, 06/01/2025 (Callable 03/01/2025)	19,150,000	18,766,055
1.750%, 03/01/2026 (Callable 02/01/2026)	20,000,000	17,499,635
4.250%, 12/01/2027 (Callable 09/01/2027)	6,519,000	6,068,997
5.500%, 02/15/2049 (Callable 08/15/2048)	8,825,000	7,490,040
4.900%, 04/15/2058 (Callable 10/15/2057)	5,000,000	3,731,994
MSCI, Inc.:
4.000%, 11/15/2029 (Callable 11/15/2024) (2)	7,562,000	6,531,300
3.625%, 11/01/2031 (Callable 11/01/2026) (2)	10,000,000	8,023,193
Mueller Water Products, Inc.,
4.000%, 06/15/2029 (Callable 06/15/2024) (2)	500,000	425,505
Mylan NV,
3.950%, 06/15/2026 (Callable 03/15/2026)	5,000,000	4,558,414
Mylan, Inc.:
3.125%, 01/15/2023 (2)	16,800,000	16,710,695
4.200%, 11/29/2023 (Callable 08/29/2023)	4,525,000	4,469,564
4.550%, 04/15/2028 (Callable 01/15/2028)	5,000,000	4,416,442
NCL Corp. Ltd.,
3.625%, 12/15/2024 (Callable 10/11/2022) (2)	20,000,000	16,819,112
Netflix, Inc.,
5.875%, 02/15/2025	4,270,000	4,266,458
Newell Brands, Inc.:
4.100%, 04/01/2023 (Callable 10/19/2022)	28,709,000	28,694,387
4.875%, 06/01/2025 (Callable 05/01/2025)	1,500,000	1,450,050
4.450%, 04/01/2026 (Callable 01/01/2026)	15,000,000	13,800,000
6.375%, 09/15/2027 (Callable 06/15/2027)	5,000,000	4,951,150
NGPL PipeCo LLC,
4.875%, 08/15/2027 (Callable 02/15/2027) (2)	20,000,000	18,621,755
Nissan Motor Co. Ltd.,
4.345%, 09/17/2027 (Callable 07/17/2027) (1)(2)	10,000,000	8,619,865
Norfolk Southern Corp.,
3.050%, 05/15/2050 (Callable 11/15/2049)	18,000,000	11,730,369
North Mississippi Health Services, Inc.,
3.183%, 10/01/2051 (Callable 04/01/2051)	11,800,000	7,842,982
Nova Southeastern University, Inc.,
4.809%, 04/01/2053	4,800,000	4,121,903
Nutrien Ltd.:
4.000%, 12/15/2026 (Callable 09/15/2026) (1)	10,000,000	9,481,410
4.125%, 03/15/2035 (Callable 09/15/2034) (1)	6,550,000	5,557,933
nVent Finance Sarl,
4.550%, 04/15/2028 (Callable 01/15/2028)	32,435,000	29,124,078
NXP BV / NXP Funding LLC / NXP USA, Inc.:
4.300%, 06/18/2029 (Callable 03/18/2029) (1)	9,625,000	8,618,836
2.650%, 02/15/2032 (Callable 11/15/2031) (1)	15,000,000	11,252,923
Occidental Petroleum Corp.:
2.900%, 08/15/2024 (Callable 07/15/2024)	10,000,000	9,625,000
8.500%, 07/15/2027 (Callable 01/15/2027)	15,000,000	16,053,000
7.150%, 05/15/2028	7,000,000	7,218,820
7.875%, 09/15/2031	12,790,000	13,653,325
6.450%, 09/15/2036	7,125,000	7,125,000
Ochsner LSU Health System of North Louisiana,
2.510%, 05/15/2031 (Callable 11/15/2030)	10,825,000	8,277,281
ONEOK, Inc.,
2.750%, 09/01/2024 (Callable 08/01/2024)	8,300,000	7,886,939
Oracle Corp.:
2.800%, 04/01/2027 (Callable 02/01/2027)	46,000,000	40,597,181
3.900%, 05/15/2035 (Callable 11/15/2034)	7,425,000	5,688,185
3.850%, 07/15/2036 (Callable 01/15/2036)	7,500,000	5,612,266
4.000%, 11/15/2047 (Callable 05/15/2047)	2,565,000	1,718,677
3.950%, 03/25/2051 (Callable 09/25/2050)	5,000,000	3,316,027
Orange SA,
9.000%, 03/01/2031 (1)	33,426,000	40,102,501
Oshkosh Corp.,
3.100%, 03/01/2030 (Callable 12/01/2029)	5,000,000	4,026,949
Owens Corning:
4.200%, 12/01/2024 (Callable 09/01/2024)	10,000,000	9,812,601
3.400%, 08/15/2026 (Callable 05/15/2026)	5,000,000	4,605,314
7.000%, 12/01/2036	13,205,000	13,610,595
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,242,412
Penske Truck Leasing Co.:
4.000%, 07/15/2025 (Callable 06/15/2025) (2)	20,000,000	19,061,708
1.200%, 11/15/2025 (Callable 10/15/2025) (2)	22,800,000	19,809,225
PerkinElmer, Inc.:
3.300%, 09/15/2029 (Callable 06/15/2029)	25,000,000	21,036,314
3.625%, 03/15/2051 (Callable 09/15/2050)	11,775,000	7,946,309
Perrigo Finance Unlimited Co.:
3.900%, 12/15/2024 (Callable 09/15/2024)	42,000,000	39,191,880
3.150%, 06/15/2030 (Callable 03/15/2030)	25,250,000	20,571,933
Phillips 66 Co.:
3.150%, 12/15/2029 (Callable 09/15/2029) (2)	12,550,000	10,600,800
2.150%, 12/15/2030 (Callable 09/15/2030)	6,000,000	4,622,774
4.650%, 11/15/2034 (Callable 05/15/2034)	13,000,000	11,623,019
5.875%, 05/01/2042	5,000,000	4,844,804
4.875%, 11/15/2044 (Callable 05/15/2044)	10,000,000	8,601,529
4.680%, 02/15/2045 (Callable 08/15/2044) (2)	2,000,000	1,648,165
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029 (Callable 09/15/2029)	10,000,000	8,329,907
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)	10,000,000	8,845,691
Quanta Services, Inc.,
2.900%, 10/01/2030 (Callable 07/01/2030)	10,000,000	7,992,350
Raytheon Technologies Corp.:
4.800%, 12/15/2043 (Callable 06/15/2043)	7,925,000	6,990,428
3.125%, 07/01/2050 (Callable 01/01/2050)	6,000,000	4,033,595
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023 (Callable 08/01/2023)	11,850,000	11,746,092
Reliance Industries Ltd.,
2.875%, 01/12/2032 (1)(2)	20,400,000	15,990,744
Reliance Steel & Aluminum Co.,
1.300%, 08/15/2025 (Callable 07/15/2025)	6,100,000	5,442,272
Rogers Communications, Inc.:
3.800%, 03/15/2032 (Callable 12/15/2031) (1)(2)	13,000,000	11,243,068
4.350%, 05/01/2049 (Callable 11/01/2048) (1)	10,000,000	7,621,303
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026 (Callable 12/31/2025)	55,015,000	55,057,724
5.000%, 03/15/2027 (Callable 09/15/2026)	20,300,000	19,475,438
4.500%, 05/15/2030 (Callable 11/15/2029)	10,500,000	9,565,179
Samarco Mineracao SA:
5.750%, 10/24/2023 (1)(2)(9)	5,475,000	3,367,125
5.375%, 09/26/2024 (1)(2)(9)	5,125,000	3,151,875
Santos Finance Ltd.,
3.649%, 04/29/2031 (Callable 01/29/2031) (1)(2)	15,000,000	11,656,754
Schlumberger Holdings Corp.,
3.900%, 05/17/2028 (Callable 02/17/2028) (2)	11,096,000	10,006,811
Seagate HDD Cayman,
4.875%, 03/01/2024 (Callable 01/01/2024)	24,400,000	23,667,454
Sealed Air Corp.,
5.000%, 04/15/2029 (Callable 04/15/2025) (2)	5,000,000	4,462,500
Sherwin-Williams Co.,
4.500%, 06/01/2047 (Callable 12/01/2046)	5,550,000	4,499,030
Silgan Holdings, Inc.,
4.125%, 02/01/2028 (Callable 10/17/2022)	4,000,000	3,548,000
SK Hynix, Inc.,
1.500%, 01/19/2026 (1)(2)	13,000,000	11,255,555
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	960,000	1,016,794
Smith & Nephew PLC,
2.032%, 10/14/2030 (Callable 07/14/2030) (1)	10,000,000	7,488,521
Smithfield Foods, Inc.:
5.200%, 04/01/2029 (Callable 01/01/2029) (1)(2)	16,566,000	15,465,225
2.625%, 09/13/2031 (Callable 06/13/2031) (1)(2)	18,500,000	13,559,542
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	8,093,000	8,018,047
Sodexo, Inc.,
1.634%, 04/16/2026 (Callable 03/16/2026) (1)(2)	6,725,000	5,877,726
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)	40,018,000	38,248,568
Southern Copper Corp.,
7.500%, 07/27/2035 (1)	19,786,000	21,418,345
Spectra Energy Partners LP,
3.500%, 03/15/2025 (Callable 12/15/2024) (1)	15,150,000	14,492,864
Standard Industries, Inc.:
4.750%, 01/15/2028 (Callable 01/15/2023) (2)	24,408,000	20,621,831
4.375%, 07/15/2030 (Callable 07/15/2025) (2)	7,000,000	5,355,000
3.375%, 01/15/2031 (Callable 07/15/2025) (2)	5,000,000	3,516,500
Stanley Black & Decker, Inc.,
4.850%, 11/15/2048 (Callable 05/15/2048)	4,175,000	3,677,604
Steel Dynamics, Inc.,
2.800%, 12/15/2024 (Callable 11/15/2024)	7,000,000	6,687,034
Stellantis Finance US, Inc.,
5.625%, 01/12/2028 (Callable 12/12/2027) (2)	3,650,000	3,515,512
Stericycle, Inc.,
3.875%, 01/15/2029 (Callable 11/15/2023) (2)	1,000,000	828,125
STERIS Irish FinCo Unlimited Co.,
3.750%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,173,628
Synnex Corporation,
2.375%, 08/09/2028 (Callable 06/09/2028)	25,000,000	20,160,387
Sysco Corp.:
5.950%, 04/01/2030 (Callable 01/01/2030)	22,570,000	22,845,372
3.150%, 12/14/2051 (Callable 06/14/2051)	9,250,000	5,846,989
Takeda Pharmaceutical Co. Ltd.,
2.050%, 03/31/2030 (Callable 12/31/2029) (1)	11,825,000	9,347,489
Targa Resources Partners LP:
6.500%, 07/15/2027 (Callable 10/31/2022)	1,000,000	988,338
5.000%, 01/15/2028 (Callable 01/15/2023)	28,000,000	25,900,971
4.875%, 02/01/2031 (Callable 02/01/2026)	10,500,000	9,030,000
4.000%, 01/15/2032 (Callable 07/15/2026)	14,000,000	11,545,870
TC PipeLines LP:
4.375%, 03/13/2025 (Callable 12/13/2024) (1)	26,205,000	25,577,931
3.900%, 05/25/2027 (Callable 02/25/2027) (1)	23,285,000	21,793,260
Teck Resources Ltd.,
3.900%, 07/15/2030 (Callable 04/15/2030) (1)	10,000,000	8,506,616
Telecom Italia Capital SA:
5.303%, 05/30/2024 (1)(2)	21,500,000	20,300,085
7.200%, 07/18/2036 (1)	3,175,000	2,488,184
Telefonica Emisiones SA:
4.103%, 03/08/2027 (1)	8,125,000	7,517,386
7.045%, 06/20/2036 (1)	4,925,000	4,842,362
5.213%, 03/08/2047 (1)	24,108,000	18,340,460
4.895%, 03/06/2048 (1)	9,475,000	6,899,692
5.520%, 03/01/2049 (Callable 09/01/2048) (1)	12,000,000	9,526,779
Tenet Healthcare Corp.:
4.375%, 01/15/2030 (Callable 12/01/2024) (2)	3,000,000	2,504,100
6.125%, 06/15/2030 (Callable 06/15/2025) (2)	1,000,000	916,000
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	24,275,000	23,459,603
3.150%, 10/01/2026 (1)	51,000,000	41,845,500
4.750%, 05/09/2027 (Callable 02/09/2027) (1)	9,000,000	7,643,790
Textron, Inc.,
3.000%, 06/01/2030 (Callable 03/01/2030)	15,000,000	12,350,614
Timken Co.:
3.875%, 09/01/2024 (Callable 06/01/2024)	18,500,000	18,065,558
4.500%, 12/15/2028 (Callable 09/15/2028)	6,025,000	5,501,950
T-Mobile USA, Inc.:
4.750%, 02/01/2028 (Callable 02/01/2023)	17,250,000	16,284,173
3.375%, 04/15/2029 (Callable 04/15/2024)	5,000,000	4,319,900
3.875%, 04/15/2030 (Callable 01/15/2030)	53,473,000	47,431,388
3.500%, 04/15/2031 (Callable 04/15/2026)	60,000,000	50,418,600
4.375%, 04/15/2040 (Callable 10/15/2039)	10,000,000	8,142,839
3.600%, 11/15/2060 (Callable 05/15/2060)	15,000,000	9,626,955
Toll Road Investors Partnership II LP:
0.000%, 02/15/2025 (Insured by NATL) (1)(2)	10,000,000	8,510,730
0.000%, 02/15/2027 (Insured by NATL) (1)(2)	32,855,000	24,113,806
0.000%, 02/15/2030 (Insured by NATL) (1)(2)	2,000,000	1,225,462
0.000%, 02/15/2030 (Insured by NATL) (1)(2)	2,938,000	1,985,944
0.000%, 02/15/2031 (Insured by AGM) (1)(2)	5,396,000	3,446,000
0.000%, 02/15/2036 (Insured by AGM) (1)(2)	12,500,000	5,877,514
TopBuild Corp.:
3.625%, 03/15/2029 (Callable 03/15/2024) (2)	2,500,000	1,973,725
4.125%, 02/15/2032 (Callable 10/15/2026) (2)	1,000,000	761,492
TransCanada PipeLines Ltd.,
4.750%, 05/15/2038 (Callable 11/15/2037) (1)	10,000,000	8,698,447
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042 (Callable 02/01/2042)	2,600,000	2,125,275
TreeHouse Foods, Inc.,
4.000%, 09/01/2028 (Callable 09/01/2023)	1,500,000	1,196,085
Triton Container International Ltd.:
2.050%, 04/15/2026 (Callable 03/15/2026) (1)(2)	7,425,000	6,302,312
3.150%, 06/15/2031 (Callable 03/15/2031) (1)(2)	30,475,000	22,319,930
3.250%, 03/15/2032 (Callable 12/15/2031) (1)	10,000,000	7,394,536
TTX Co.,
4.650%, 06/15/2044 (2)	7,710,000	6,700,252
Tyco Electronics Group SA,
7.125%, 10/01/2037 (1)	500,000	565,703
Tyson Foods, Inc.,
5.100%, 09/23/2048 (Callable 03/28/2048)	4,650,000	4,133,958
United Rentals North America, Inc.:
3.875%, 11/15/2027 (Callable 11/15/2022)	5,000,000	4,474,225
4.875%, 01/15/2028 (Callable 01/15/2023)	5,000,000	4,584,200
5.250%, 01/15/2030 (Callable 01/15/2025)	5,000,000	4,525,150
4.000%, 07/15/2030 (Callable 07/15/2025)	10,000,000	8,260,900
3.875%, 02/15/2031 (Callable 08/15/2025)	3,000,000	2,439,840
3.750%, 01/15/2032 (Callable 07/15/2026)	1,000,000	785,000
Universal Health Services, Inc.:
1.650%, 09/01/2026 (Callable 08/01/2026) (2)	16,000,000	13,408,089
2.650%, 10/15/2030 (Callable 07/15/2030) (2)	24,322,000	17,994,282
UPMC,
3.600%, 04/03/2025	47,575,000	45,920,608
Utah Acquisition Sub, Inc.,
5.250%, 06/15/2046 (Callable 12/15/2045)	4,000,000	2,822,339
Vale Canada Ltd.,
7.200%, 09/15/2032 (1)	1,600,000	1,623,384
Vale Overseas Ltd.:
3.750%, 07/08/2030 (Callable 04/08/2030) (1)	25,339,000	20,524,590
8.250%, 01/17/2034 (1)	5,201,000	5,669,090
6.875%, 11/21/2036 (1)	27,519,000	26,118,572
6.875%, 11/10/2039 (1)	18,121,000	17,013,884
Valero Energy Corp.,
6.625%, 06/15/2037	5,000,000	4,976,444
Valero Energy Partners LP,
4.500%, 03/15/2028 (Callable 12/15/2027)	20,000,000	18,974,807
Verisk Analytics, Inc.,
4.000%, 06/15/2025 (Callable 03/15/2025)	10,000,000	9,680,372
Verizon Communications, Inc.:
3.000%, 03/22/2027 (Callable 01/22/2027)	5,000,000	4,546,567
4.500%, 08/10/2033	15,710,000	14,149,617
4.400%, 11/01/2034 (Callable 05/01/2034)	790,000	695,306
4.272%, 01/15/2036	10,793,000	9,209,069
5.250%, 03/16/2037	18,225,000	17,020,206
4.812%, 03/15/2039	38,575,000	33,952,775
4.862%, 08/21/2046	2,500,000	2,156,210
5.500%, 03/16/2047	2,500,000	2,383,951
3.700%, 03/22/2061 (Callable 09/22/2060)	11,200,000	7,603,450
Viatris, Inc.:
3.850%, 06/22/2040 (Callable 12/22/2039)	10,000,000	6,234,563
4.000%, 06/22/2050 (Callable 12/22/2049)	22,000,000	13,169,015
Viterra Finance BV:
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)	15,000,000	12,741,435
4.900%, 04/21/2027 (Callable 03/21/2027) (1)(2)	7,725,000	7,128,091
3.200%, 04/21/2031 (Callable 01/21/2031) (1)(2)	55,139,000	41,047,846
5.250%, 04/21/2032 (Callable 01/21/2032) (1)(2)	15,000,000	12,904,935
VMware, Inc.,
1.800%, 08/15/2028 (Callable 06/15/2028)	15,000,000	11,891,681
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	16,293,000	17,818,465
6.150%, 02/27/2037 (1)	13,920,000	13,144,413
4.375%, 02/19/2043 (1)	5,054,000	3,866,088
Volkswagen Group of America Finance LLC:
2.850%, 09/26/2024 (1)(2)	5,000,000	4,787,751
3.350%, 05/13/2025 (1)(2)	15,000,000	14,227,834
1.250%, 11/24/2025 (Callable 10/24/2025) (1)(2)	8,300,000	7,287,634
Vontier Corp.,
2.400%, 04/01/2028 (Callable 02/01/2028)	15,725,000	12,279,181
Vulcan Materials Co.:
4.500%, 04/01/2025 (Callable 01/01/2025)	3,000,000	2,952,695
3.500%, 06/01/2030 (Callable 03/01/2030)	11,050,000	9,451,733
4.700%, 03/01/2048 (Callable 09/01/2047)	500,000	414,836
Wabtec Corp.:
4.375%, 08/15/2023 (Callable 05/15/2023)	9,750,000	9,662,828
4.400%, 03/15/2024 (Callable 02/15/2024)	13,109,000	12,862,135
3.450%, 11/15/2026 (Callable 08/15/2026)	36,775,000	33,226,465
4.950%, 09/15/2028 (Callable 06/15/2028)	10,205,000	9,433,311
Walgreens Boots Alliance, Inc.,
3.450%, 06/01/2026 (Callable 03/01/2026)	5,957,000	5,605,160
Walt Disney Co.:
5.400%, 10/01/2043	5,000,000	4,782,682
4.750%, 09/15/2044 (Callable 03/15/2044)	1,950,000	1,741,013
Weir Group PLC,
2.200%, 05/13/2026 (Callable 04/13/2026) (1)(2)	28,748,000	24,152,853
Western Digital Corp.,
4.750%, 02/15/2026 (Callable 11/15/2025)	57,075,000	52,850,308
Western Midstream Operating LP,
5.250%, 02/01/2050 (Callable 08/01/2049)	10,000,000	8,075,000
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)	14,736,000	13,736,163
WestRock MWV LLC,
8.200%, 01/15/2030	5,012,000	5,627,503
Williams Companies, Inc.:
7.500%, 01/15/2031	120,000	128,730
7.750%, 06/15/2031	3,500,000	3,799,172
8.750%, 03/15/2032	11,275,000	13,123,272
6.300%, 04/15/2040	1,590,000	1,547,656
5.750%, 06/24/2044 (Callable 12/24/2043)	2,500,000	2,276,816
Wipro IT Services LLC,
1.500%, 06/23/2026 (Callable 05/23/2026) (1)(2)	17,800,000	15,510,386
Woodside Finance Ltd.:
3.650%, 03/05/2025 (Callable 12/05/2024) (1)(2)	15,575,000	14,825,552
4.500%, 03/04/2029 (Callable 12/04/2028) (1)(2)	30,000,000	27,422,426
Worthington Industries, Inc.,
4.550%, 04/15/2026	9,154,000	8,887,994
WRKCo, Inc.,
3.000%, 09/15/2024 (Callable 07/15/2024)	6,000,000	5,728,876
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (Callable 02/28/2023) (2)	4,000,000	3,920,000
Xerox Corp.,
4.625%, 03/15/2023 (Callable 02/15/2023)	35,175,000	34,534,028
Xerox Holdings Corp.,
5.000%, 08/15/2025 (Callable 07/15/2025) (2)	1,000,000	899,520
Yara International ASA,
3.800%, 06/06/2026 (Callable 03/06/2026) (1)(2)	20,250,000	18,575,412
Zimmer Biomet Holdings, Inc.,
5.750%, 11/30/2039	11,375,000	10,812,565
Zoetis, Inc.,
4.500%, 11/13/2025 (Callable 08/13/2025)	5,653,000	5,562,408
Total Industrials (Cost $7,599,949,749)		6,518,185,301	29.5%

Utilities
American Transmission Systems, Inc.,
2.650%, 01/15/2032 (Callable 10/15/2031) (2)	4,850,000	3,807,388
Appalachian Power Co.,
6.700%, 08/15/2037	1,400,000	1,430,583
Avangrid, Inc.,
3.200%, 04/15/2025 (Callable 03/15/2025) (1)	14,000,000	13,239,278
Berkshire Hathaway Energy Co.:
3.500%, 02/01/2025 (Callable 11/01/2024)	7,000,000	6,798,844
2.850%, 05/15/2051 (Callable 11/15/2050)	10,000,000	6,154,916
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054 (Callable 06/01/2054)	7,600,000	6,233,710
Consumers Energy Co.,
3.500%, 08/01/2051 (Callable 02/01/2051)	9,425,000	6,936,394
Dominion Resources, Inc.,
5.950%, 06/15/2035	1,880,000	1,858,996
DTE Electric Company,
2.625%, 03/01/2031 (Callable 12/01/2030)	15,200,000	12,646,014
Duquesne Light Holdings, Inc.,
2.532%, 10/01/2030 (Callable 07/01/2030) (2)	8,775,000	6,727,064
Edison International,
2.950%, 03/15/2023 (Callable 01/15/2023)	5,000,000	4,980,876
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	51,299,000	49,506,471
Enel Finance International NV:
3.500%, 04/06/2028 (1)(2)	7,000,000	6,033,897
6.000%, 10/07/2039 (1)(2)	4,286,000	3,700,875
4.750%, 05/25/2047 (1)(2)	54,084,000	39,590,492
Engie Energia Chile SA,
3.400%, 01/28/2030 (Callable 10/28/2029) (1)(2)	3,000,000	2,259,245
Exelon Corp.:
3.950%, 06/15/2025 (Callable 03/15/2025)	15,775,000	15,239,452
7.600%, 04/01/2032	1,650,000	1,832,862
5.100%, 06/15/2045 (Callable 12/15/2044)	5,875,000	5,233,333
4.100%, 03/15/2052 (Callable 09/15/2051) (2)	5,000,000	3,857,667
Exelon Generation Co. LLC,
5.600%, 06/15/2042 (Callable 12/15/2041)	6,100,000	5,467,918
Fells Point Funding Trust,
3.046%, 01/31/2027 (Callable 12/31/2026) (2)	10,300,000	9,175,828
FirstEnergy Corp.:
2.650%, 03/01/2030 (Callable 12/01/2029)	4,300,000	3,472,250
3.400%, 03/01/2050 (Callable 09/01/2049)	11,325,000	7,417,875
FirstEnergy Transmission LLC,
2.866%, 09/15/2028 (Callable 07/15/2028) (2)	15,000,000	12,750,493
Fortis, Inc.,
3.055%, 10/04/2026 (Callable 07/04/2026) (1)	8,762,000	7,968,798
Infraestructura Energetica Nova SAB de CV,
3.750%, 01/14/2028 (2)	5,000,000	4,306,250
KeySpan Corp.,
8.000%, 11/15/2030 (1)	8,375,000	9,083,801
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030 (Callable 06/15/2030) (1)(2)	10,600,000	8,021,652
NiSource, Inc.:
3.600%, 05/01/2030 (Callable 02/01/2030)	20,800,000	18,142,047
3.950%, 03/30/2048 (Callable 09/30/2047)	11,775,000	8,687,260
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,147,306
Total Utilities (Cost $363,296,448)		300,709,835	1.4%

Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023 (1)(2)	8,000,000	8,099,163
4.750%, 07/28/2025 (1)(2)	37,818,000	36,376,983
4.800%, 04/18/2026 (1)(2)	47,025,000	44,525,361
1.542%, 06/16/2027 (1 Year CMT Rate + 0.800%)(Callable 06/16/2026) (1)(2)(3)	12,250,000	10,352,790
3.324%, 03/13/2037 (5 Year CMT Rate + 1.900%)(Callable 12/13/2031) (1)(2)(3)	31,325,000	22,330,362
AerCap Holdings NV:
2.875%, 08/14/2024 (Callable 07/14/2024) (1)	39,395,000	37,047,682
6.500%, 07/15/2025 (Callable 06/15/2025) (1)	15,000,000	14,972,930
2.450%, 10/29/2026 (Callable 09/29/2026) (1)	8,000,000	6,748,854
3.000%, 10/29/2028 (Callable 08/29/2028) (1)	7,500,000	6,014,743
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (2)	2,000,000	2,139,578
Air Lease Corp.:
4.250%, 02/01/2024 (Callable 01/01/2024)	8,175,000	8,046,910
2.300%, 02/01/2025 (Callable 01/01/2025)	14,150,000	13,019,648
Ally Financial, Inc.:
1.450%, 10/02/2023 (Callable 09/02/2023)	15,000,000	14,479,933
5.125%, 09/30/2024	13,000,000	12,917,827
5.800%, 05/01/2025 (Callable 04/01/2025)	10,000,000	10,041,949
American International Group, Inc.,
6.820%, 11/15/2037	4,173,000	4,360,327
Aon PLC,
3.875%, 12/15/2025 (Callable 09/15/2025)	14,490,000	13,922,271
Assurant, Inc.:
4.900%, 03/27/2028 (Callable 12/27/2027)	4,250,000	4,031,244
3.700%, 02/22/2030 (Callable 11/22/2029)	7,000,000	5,872,726
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)	32,000,000	31,561,920
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%)(Callable 07/22/2025) (1)(2)(3)	14,803,000	13,450,943
2.570%, 11/25/2035 (5 Year CMT Rate + 1.700%)(Callable 11/25/2030) (1)(2)(3)	13,000,000	9,437,270
Avolon Holdings Funding Ltd.:
5.250%, 05/15/2024 (Callable 04/15/2024) (1)(2)	5,000,000	4,851,248
2.875%, 02/15/2025 (Callable 01/15/2025) (1)(2)	10,000,000	9,046,011
Banco Santander Chile,
2.700%, 01/10/2025 (Callable 12/10/2024) (1)(2)	8,000,000	7,469,840
Banco Santander SA:
5.179%, 11/19/2025 (1)	11,150,000	10,757,878
1.722%, 09/14/2027 (1 Year CMT Rate + 0.900%)(Callable 09/14/2026) (1)(3)	10,000,000	8,272,744
2.749%, 12/03/2030 (1)	5,000,000	3,535,426
3.225%, 11/22/2032 (1 Year CMT Rate + 1.600%)(Callable 11/22/2031) (1)(3)	35,000,000	24,532,310
Bank of America Corp.:
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%)(Callable 07/23/2023) (3)	12,575,000	12,403,959
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%)(Callable 03/15/2024) (3)	9,650,000	9,344,942
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%)(Callable 10/01/2024) (3)	22,000,000	20,898,048
2.456%, 10/22/2025 (3 Month LIBOR USD + 0.870%)(Callable 10/22/2024) (3)	8,000,000	7,490,271
3.366%, 01/23/2026 (3 Month LIBOR USD + 0.810%)(Callable 01/23/2025) (3)	22,700,000	21,508,029
1.734%, 07/22/2027 (SOFR + 0.960%)(Callable 07/22/2026) (3)	6,000,000	5,147,574
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%)(Callable 12/20/2027) (3)	19,539,000	17,348,658
2.087%, 06/14/2029 (SOFR + 1.060%)(Callable 06/14/2028) (3)	12,000,000	9,751,615
2.496%, 02/13/2031 (3 Month LIBOR USD + 0.990%)(Callable 02/13/2030) (3)	7,000,000	5,523,440
2.592%, 04/29/2031 (SOFR + 2.150%)(Callable 04/29/2030) (3)	35,000,000	27,757,136
5.015%, 07/22/2033 (SOFR + 2.160%)(Callable 07/22/2032) (3)	5,000,000	4,638,262
7.750%, 05/14/2038	725,000	804,187
Bank of Ireland Group PLC,
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)	5,425,000	4,483,692
Bank of Montreal:
4.250%, 09/14/2024 (1)	10,000,000	9,837,706
1.500%, 01/10/2025 (1)	7,000,000	6,438,514
3.803%, 12/15/2032 (5 Year Swap Rate USD + 1.432%)(Callable 12/15/2027) (1)(3)	5,000,000	4,335,641
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)	15,475,000	14,398,342
Barclays PLC:
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%)(Callable 05/16/2023) (1)(3)	5,000,000	4,942,611
3.650%, 03/16/2025 (1)	17,350,000	16,405,885
2.852%, 05/07/2026 (SOFR + 2.714%)(Callable 05/07/2025) (1)(3)	10,000,000	9,077,590
4.337%, 01/10/2028 (Callable 01/10/2027) (1)	10,000,000	8,909,778
BBVA USA,
3.875%, 04/10/2025 (Callable 03/10/2025)	45,470,000	44,028,080
BGC Partners, Inc.,
4.375%, 12/15/2025 (Callable 09/15/2025)	13,000,000	12,142,110
BNP Paribas SA:
4.375%, 09/28/2025 (1)(2)	8,200,000	7,785,262
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%)(Callable 11/19/2024) (1)(2)(3)	42,500,000	39,611,324
4.375%, 05/12/2026 (1)(2)	16,910,000	15,942,951
2.219%, 06/09/2026 (SOFR + 2.074%)(Callable 06/09/2025) (1)(2)(3)	16,500,000	14,835,865
1.323%, 01/13/2027 (SOFR + 1.004%)(Callable 01/13/2026) (1)(2)(3)	8,000,000	6,818,190
1.904%, 09/30/2028 (SOFR + 1.609%)(Callable 09/30/2027) (1)(2)(3)	16,000,000	12,910,763
3.052%, 01/13/2031 (SOFR + 1.507%)(Callable 01/13/2030) (1)(2)(3)	10,500,000	8,352,352
2.871%, 04/19/2032 (SOFR + 1.387%)(Callable 04/19/2031) (1)(2)(3)	25,000,000	18,902,500
2.588%, 08/12/2035 (5 Year CMT Rate + 2.050%)(Callable 08/12/2030) (1)(2)(3)	5,000,000	3,571,414
BPCE SA:
5.700%, 10/22/2023 (1)(2)	33,770,000	33,388,517
4.625%, 07/11/2024 (1)(2)	3,185,000	3,083,899
5.150%, 07/21/2024 (1)(2)	30,902,000	30,128,595
4.500%, 03/15/2025 (1)(2)	40,275,000	38,239,719
1.652%, 10/06/2026 (SOFR + 1.520%)(Callable 10/06/2025) (1)(2)(3)	15,000,000	13,027,018
3.116%, 10/19/2032 (SOFR + 1.730%)(Callable 10/19/2031) (1)(2)(3)	22,000,000	15,739,089
Brown & Brown, Inc.,
4.500%, 03/15/2029 (Callable 12/15/2028)	11,840,000	11,109,878
Canadian Imperial Bank of Commerce,
2.250%, 01/28/2025 (1)	8,000,000	7,498,547
Cantor Fitzgerald LP,
4.875%, 05/01/2024 (Callable 04/01/2024) (2)	7,525,000	7,350,113
Capital One Financial Corp.:
3.750%, 07/28/2026 (Callable 06/28/2026)	5,000,000	4,622,684
3.800%, 01/31/2028 (Callable 12/31/2027)	6,960,000	6,289,391
3.273%, 03/01/2030 (SOFR + 1.790%)(Callable 03/01/2029) (3)	3,250,000	2,717,430
Centene Corp.:
3.000%, 10/15/2030 (Callable 07/15/2030)	10,000,000	7,919,400
2.500%, 03/01/2031 (Callable 12/01/2030)	64,850,000	48,882,739
CIT Bank NA,
2.969%, 09/27/2025 (SOFR + 1.715%)(Callable 09/27/2024) (3)	21,219,000	20,017,965
Citigroup, Inc.:
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%)(Callable 04/24/2024) (3)	11,000,000	10,608,016
3.700%, 01/12/2026	4,700,000	4,453,386
3.106%, 04/08/2026 (SOFR + 2.842%)(Callable 04/08/2025) (3)	15,000,000	14,059,024
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%)(Callable 01/10/2027) (3)	21,200,000	19,512,746
2.572%, 06/03/2031 (SOFR + 2.107%)(Callable 06/03/2030) (3)	50,000,000	39,325,906
2.561%, 05/01/2032 (SOFR + 1.167%)(Callable 05/01/2031) (3)	5,000,000	3,838,317
Citizens Financial Group, Inc.:
2.850%, 07/27/2026 (Callable 04/27/2026)	23,400,000	21,430,210
3.250%, 04/30/2030 (Callable 01/30/2030)	40,000,000	32,718,660
CNA Financial Corp.:
7.250%, 11/15/2023	12,400,000	12,698,267
4.500%, 03/01/2026 (Callable 12/01/2025)	21,125,000	20,644,012
CNO Financial Group, Inc.,
5.250%, 05/30/2025 (Callable 02/28/2025)	18,640,000	18,398,754
CNO Global Funding,
2.650%, 01/06/2029 (2)	7,625,000	6,335,259
Comerica Bank,
4.000%, 07/27/2025	21,425,000	20,452,583
Commonwealth Bank of Australia:
2.688%, 03/11/2031 (1)(2)	15,000,000	11,260,744
3.784%, 03/14/2032 (1)(2)	7,250,000	5,777,823
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%)(Callable 09/12/2029) (1)(2)(3)	35,000,000	29,061,569
Compeer Financial,
3.375%, 06/01/2036 (SOFR + 1.965%)(Callable 06/01/2031) (2)(3)	5,500,000	4,215,377
Cooperatieve Rabobank UA:
4.375%, 08/04/2025 (1)	11,975,000	11,442,576
3.750%, 07/21/2026 (1)	36,000,000	33,163,358
Credit Agricole SA:
3.750%, 04/24/2023 (1)(2)	8,375,000	8,313,511
4.375%, 03/17/2025 (1)(2)	37,093,000	35,597,157
1.907%, 06/16/2026 (SOFR + 1.676%)(Callable 06/16/2025) (1)(2)(3)	7,000,000	6,258,461
3.250%, 01/14/2030 (1)(2)	5,000,000	3,953,299
Credit Suisse Group AG:
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)	13,700,000	12,463,820
2.193%, 06/05/2026 (SOFR + 2.044%)(Callable 06/05/2025) (1)(2)(3)	10,000,000	8,694,886
1.305%, 02/02/2027 (SOFR + 0.980%)(Callable 02/02/2026) (1)(2)(3)	19,400,000	15,749,696
4.282%, 01/09/2028 (Callable 01/09/2027) (1)(2)	24,750,000	21,009,978
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%)(Callable 01/12/2028) (1)(2)(3)	10,850,000	8,849,400
4.194%, 04/01/2031 (SOFR + 3.730%)(Callable 04/01/2030) (1)(2)(3)	20,000,000	15,731,261
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	21,400,000	21,058,372
3.750%, 03/26/2025 (1)	15,000,000	13,973,293
Danske Bank A/S,
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)	33,945,000	29,376,790
Deutsche Bank AG:
2.311%, 11/16/2027 (SOFR + 1.219%)(Callable 11/16/2026) (1)(3)	6,000,000	4,866,980
5.882%, 07/08/2031 (SOFR + 5.438%)(Callable 04/08/2030) (1)(3)	42,175,000	33,776,303
3.547%, 09/18/2031 (SOFR + 3.043%)(Callable 09/18/2030) (1)(3)	10,000,000	7,624,559
3.729%, 01/14/2032 (SOFR + 2.757%)(Callable 10/14/2030) (1)(3)	10,000,000	6,734,474
3.742%, 01/07/2033 (SOFR + 2.257%)(Callable 10/07/2031) (1)(3)	25,000,000	16,205,595
Digital Realty Trust LP:
4.450%, 07/15/2028 (Callable 04/15/2028)	7,000,000	6,539,688
3.600%, 07/01/2029 (Callable 04/01/2029)	41,950,000	36,778,203
Discover Bank:
4.682%, 08/09/2028 (5 Year Swap Rate USD + 1.730%)(Callable 08/09/2023) (3)	6,500,000	6,232,911
4.650%, 09/13/2028 (Callable 06/13/2028)	23,225,000	21,064,914
Discover Financial Services,
3.950%, 11/06/2024 (Callable 08/06/2024)	25,000,000	24,365,547
DNB Bank ASA:
1.127%, 09/16/2026 (1 Year CMT Rate + 0.850%)(Callable 09/16/2025) (1)(2)(3)	10,000,000	8,727,959
1.535%, 05/25/2027 (1 Year CMT Rate + 0.720%)(Callable 05/25/2026) (1)(2)(3)	5,800,000	4,988,499
Extra Space Storage LP,
2.550%, 06/01/2031 (Callable 03/01/2031)	11,000,000	8,458,457
Federation des Caisses Desjardins du Quebec,
4.550%, 08/23/2027 (1)(2)	5,000,000	4,725,520
Fifth Third Bancorp,
4.772%, 07/28/2030 (SOFRINDX + 2.127%)(Callable 07/28/2029) (3)	4,000,000	3,735,722
First Horizon National Corp.,
4.000%, 05/26/2025 (Callable 04/26/2025)	30,000,000	28,925,758
First Republic Bank,
4.625%, 02/13/2047 (Callable 08/13/2046)	1,850,000	1,482,422
Five Corners Funding Trust II,
2.850%, 05/15/2030 (Callable 02/15/2030) (2)	10,000,000	8,231,125
FMR LLC:
4.950%, 02/01/2033 (2)	4,235,000	3,953,650
6.500%, 12/14/2040 (2)	1,820,000	1,878,428
Globe Life, Inc.,
4.550%, 09/15/2028 (Callable 06/15/2028)	9,350,000	8,794,303
Goldman Sachs Group, Inc.:
3.500%, 01/23/2025 (Callable 10/23/2024)	9,400,000	9,032,982
3.500%, 04/01/2025 (Callable 03/01/2025)	10,000,000	9,552,029
3.814%, 04/23/2029 (3 Month LIBOR USD + 1.158%)(Callable 04/23/2028) (3)	17,875,000	15,847,986
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%)(Callable 05/01/2028) (3)	15,050,000	13,678,587
1.992%, 01/27/2032 (SOFR + 1.090%)(Callable 01/27/2031) (3)	30,000,000	22,179,343
2.615%, 04/22/2032 (SOFR + 1.281%)(Callable 04/22/2031) (3)	10,000,000	7,751,279
6.345%, 02/15/2034	125,000	121,792
6.750%, 10/01/2037	300,000	299,005
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	11,215,000	9,396,348
3.700%, 01/22/2070 (Callable 07/22/2069) (2)	14,000,000	9,078,074
4.850%, 01/24/2077 (2)	16,363,000	13,296,634
Hartford Financial Services Group, Inc.:
6.100%, 10/01/2041	2,925,000	2,893,482
3.600%, 08/19/2049 (Callable 02/19/2049)	15,725,000	11,257,462
High Street Funding Trust I,
4.111%, 02/15/2028 (Callable 11/15/2027) (2)	9,000,000	8,338,159
High Street Funding Trust II,
4.682%, 02/15/2048 (Callable 11/15/2047) (2)	7,000,000	6,008,678
HSBC Holdings PLC:
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%)(Callable 05/18/2023) (1)(3)	9,000,000	8,884,934
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)	5,200,000	5,026,225
1.645%, 04/18/2026 (SOFR + 1.538%)(Callable 04/18/2025) (1)(3)	8,125,000	7,225,269
2.251%, 11/22/2027 (SOFR + 1.100%)(Callable 11/22/2026) (1)(3)	10,000,000	8,401,888
2.013%, 09/22/2028 (SOFR + 1.732%)(Callable 09/22/2027) (1)(3)	25,000,000	19,981,593
4.583%, 06/19/2029 (3 Month LIBOR USD + 1.535%)(Callable 06/19/2028) (1)(3)	17,125,000	15,264,939
2.206%, 08/17/2029 (SOFR + 1.285%)(Callable 08/17/2028) (1)(3)	10,000,000	7,737,649
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%)(Callable 05/22/2029) (1)(3)	4,775,000	4,041,184
2.804%, 05/24/2032 (SOFR + 1.187%)(Callable 05/24/2031) (1)(3)	14,550,000	10,690,774
Humana, Inc.,
8.150%, 06/15/2038	8,983,000	10,615,711
Huntington Bancshares, Inc.,
2.625%, 08/06/2024 (Callable 07/06/2024)	1,500,000	1,432,905
Jackson Financial, Inc.,
3.125%, 11/23/2031 (Callable 08/23/2031)	15,000,000	11,285,832
Jefferies Group LLC:
4.850%, 01/15/2027	15,750,000	15,055,838
6.450%, 06/08/2027	1,300,000	1,317,976
4.150%, 01/23/2030	30,200,000	25,783,889
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (1)(2)	17,615,000	18,114,005
JPMorgan Chase & Co.:
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%)(Callable 04/23/2023) (3)	15,575,000	15,415,979
3.125%, 01/23/2025 (Callable 10/23/2024)	21,850,000	20,949,004
2.301%, 10/15/2025 (SOFR + 1.160%)(Callable 10/15/2024) (3)	19,859,000	18,623,237
2.005%, 03/13/2026 (SOFR + 1.585%)(Callable 03/13/2025) (3)	17,000,000	15,568,539
2.083%, 04/22/2026 (SOFR + 1.850%)(Callable 04/22/2025) (3)	55,000,000	50,109,875
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)	18,500,000	16,001,286
1.470%, 09/22/2027 (SOFR + 0.765%)(Callable 09/22/2026) (3)	10,000,000	8,456,055
4.851%, 07/25/2028 (SOFR + 1.990%)(Callable 07/25/2027) (3)	16,000,000	15,362,783
2.522%, 04/22/2031 (SOFR + 2.040%)(Callable 04/22/2030) (3)	30,500,000	24,109,065
1.953%, 02/04/2032 (SOFR + 1.065%)(Callable 02/04/2031) (3)	5,000,000	3,698,654
2.580%, 04/22/2032 (SOFR + 1.250%)(Callable 04/22/2031) (3)	15,000,000	11,627,257
Kemper Corp.,
3.800%, 02/23/2032 (Callable 11/23/2031)	11,000,000	9,139,436
KeyBank NA,
3.400%, 05/20/2026	21,575,000	19,968,374
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	77,403,000	72,622,031
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (2)	750,000	761,530
3.951%, 10/15/2050 (Callable 04/15/2050) (2)	900,000	605,538
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	375,000	424,994
Life Storage LP:
3.875%, 12/15/2027 (Callable 09/15/2027)	2,575,000	2,343,070
2.200%, 10/15/2030 (Callable 07/15/2030)	6,950,000	5,283,235
Lincoln National Corp.:
3.400%, 01/15/2031 (Callable 10/15/2030)	15,000,000	12,530,806
6.300%, 10/09/2037	2,190,000	2,165,941
Lloyds Bank PLC:
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%)(Callable 07/09/2024) (1)(3)	15,000,000	14,463,174
3.750%, 01/11/2027 (1)	7,800,000	7,130,330
4.375%, 03/22/2028 (1)	15,000,000	13,636,022
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%)(Callable 11/07/2027) (1)(3)	21,550,000	18,899,232
LPL Holdings, Inc.,
4.000%, 03/15/2029 (Callable 03/15/2024) (2)	20,076,000	17,218,784
M&T Bank Corp.,
4.000%, 07/15/2024 (Callable 04/16/2024)	4,400,000	4,337,917
Macquarie Bank Ltd.:
4.875%, 06/10/2025 (1)(2)	7,800,000	7,615,060
3.624%, 06/03/2030 (1)(2)	28,805,000	23,313,368
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%)(Callable 11/28/2022) (1)(2)(3)	35,850,000	35,742,302
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%)(Callable 03/27/2023) (1)(2)(3)	21,000,000	20,881,291
5.108%, 08/09/2026 (SOFR + 2.208%)(Callable 08/09/2025) (1)(2)(3)	9,850,000	9,648,525
2.691%, 06/23/2032 (SOFR + 1.440%)(Callable 06/23/2031) (1)(2)(3)	10,000,000	7,530,563
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	15,000,000	14,542,871
2.484%, 05/19/2027 (Callable 03/19/2027) (1)	15,225,000	13,571,673
Maple Grove Funding Trust I,
4.161%, 08/15/2051 (Callable 02/15/2051) (2)	10,000,000	6,772,075
Marsh & McLennan Companies, Inc.,
3.750%, 03/14/2026 (Callable 12/14/2025)	9,225,000	8,917,346
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (2)	2,382,000	2,416,662
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%)(Callable 02/15/2049) (2)(3)	26,000,000	22,972,318
3.729%, 10/15/2070 (2)	19,253,000	12,788,877
4.900%, 04/01/2077 (2)	13,000,000	10,491,415
MBIA Insurance Corp.,
13.772%, 01/15/2033 (3 Month LIBOR USD + 11.260%)(Callable 01/15/2023) (2)(3)(9)	700,000	77,000
MetLife, Inc.,
4.875%, 11/13/2043	3,375,000	3,015,701
Metropolitan Life Global Funding I,
2.950%, 04/09/2030 (2)	9,025,000	7,733,106
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	3,725,000	3,983,114
Mitsubishi UFJ Financial Group, Inc.:
2.801%, 07/18/2024 (1)	5,956,000	5,714,704
2.193%, 02/25/2025 (1)	11,500,000	10,667,721
1.538%, 07/20/2027 (1 Year CMT Rate + 0.750%)(Callable 07/20/2026) (1)(3)	24,400,000	20,786,385
Mizuho Financial Group, Inc.:
2.555%, 09/13/2025 (SOFR + 1.362%)(Callable 09/13/2024) (1)(3)	20,000,000	18,788,232
1.234%, 05/22/2027 (1 Year CMT Rate + 0.670%)(Callable 05/22/2026) (1)(3)	10,000,000	8,450,593
3.170%, 09/11/2027 (1)	22,000,000	19,413,655
4.018%, 03/05/2028 (1)	2,650,000	2,414,924
1.979%, 09/08/2031 (SOFR + 1.532%)(Callable 09/08/2030) (1)(3)	7,250,000	5,353,297
Morgan Stanley:
2.720%, 07/22/2025 (SOFR + 1.152%)(Callable 07/22/2024) (3)	5,000,000	4,743,028
4.000%, 07/23/2025	2,500,000	2,419,738
2.188%, 04/28/2026 (SOFR + 1.990%)(Callable 04/28/2025) (3)	40,000,000	36,691,067
3.125%, 07/27/2026	13,175,000	12,131,721
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%)(Callable 07/22/2027) (3)	22,350,000	20,105,837
National Australia Bank Ltd.:
2.332%, 08/21/2030 (1)(2)	60,200,000	44,824,133
2.990%, 05/21/2031 (1)(2)	24,495,000	18,846,441
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%)(Callable 08/02/2029) (1)(2)(3)	5,000,000	4,220,613
3.347%, 01/12/2037 (5 Year CMT Rate + 1.700%)(Callable 01/12/2032) (1)(2)(3)	14,000,000	10,749,937
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%)(Callable 03/08/2023) (1)(2)(3)	14,500,000	14,337,315
3.900%, 07/21/2025 (1)(2)	8,100,000	7,703,611
4.000%, 09/14/2026 (1)(2)	63,394,000	57,626,153
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%)(Callable 03/08/2028) (1)(2)(3)	3,525,000	3,135,323
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%)(Callable 07/18/2029) (1)(2)(3)	10,125,000	8,726,281
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049 (Callable 05/30/2049) (2)	17,500,000	12,100,323
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (2)	5,600,000	6,244,742
9.375%, 08/15/2039 (2)	22,409,000	28,451,615
NatWest Group PLC:
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%)(Callable 06/25/2023) (1)(3)	17,475,000	17,267,123
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)	8,300,000	8,069,695
1.642%, 06/14/2027 (1 Year CMT Rate + 0.900%)(Callable 06/14/2026) (1)(3)	11,725,000	9,843,756
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%)(Callable 05/18/2028) (1)(3)	5,150,000	4,688,056
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%)(Callable 05/08/2029) (1)(3)	11,000,000	9,652,488
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (2)	3,200,000	3,306,658
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	25,105,000	27,294,671
4.450%, 05/15/2069 (Callable 11/15/2068) (2)	10,000,000	7,832,822
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)	10,000,000	9,364,964
1.851%, 07/16/2025 (1)	15,000,000	13,533,585
2.172%, 07/14/2028 (1)	30,000,000	23,976,398
2.710%, 01/22/2029 (1)	9,600,000	7,813,625
Old Republic International Corp.,
3.850%, 06/11/2051 (Callable 12/11/2050)	12,550,000	8,615,323
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	16,000,000	15,439,858
Pine Street Trust I,
4.572%, 02/15/2029 (Callable 11/15/2028) (2)	5,000,000	4,604,393
Protective Life Corp.,
4.300%, 09/30/2028 (Callable 06/30/2028) (1)(2)	4,105,000	3,808,988
Prudential Financial, Inc.,
3.878%, 03/27/2028 (Callable 12/27/2027)	4,656,000	4,400,396
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	21,011,000	22,435,326
Raymond James Financial, Inc.,
4.950%, 07/15/2046	15,000,000	13,217,656
Realty Income Corp.,
3.875%, 04/15/2025 (Callable 02/15/2025)	10,000,000	9,724,870
Regions Bank,
6.450%, 06/26/2037	3,864,000	3,963,246
Regions Financial Corp.,
2.250%, 05/18/2025 (Callable 04/18/2025)	16,650,000	15,420,634
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024 (1)(2)	20,000,000	18,861,812
Rexford Industrial Realty LP,
2.125%, 12/01/2030 (Callable 09/01/2030)	13,000,000	9,925,855
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.875%, 10/15/2026 (Callable 10/15/2023) (2)	10,000,000	8,200,000
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	29,930,000	29,120,405
Sammons Financial Group, Inc.,
3.350%, 04/16/2031 (Callable 01/16/2031) (2)	25,000,000	18,751,813
Santander Holdings USA, Inc.,
3.450%, 06/02/2025 (Callable 05/02/2025) (1)	10,000,000	9,360,748
Santander UK Group Holdings PLC,
1.673%, 06/14/2027 (SOFR + 0.989%)(Callable 06/14/2026) (1)(3)	20,000,000	16,627,352
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	36,375,000	35,991,244
SMBC Aviation Capital Finance DAC,
3.550%, 04/15/2024 (Callable 03/15/2024) (1)(2)	15,000,000	14,419,189
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)	18,000,000	17,758,511
3.875%, 03/28/2024 (1)(2)	10,000,000	9,725,949
2.625%, 10/16/2024 (1)(2)	14,575,000	13,661,350
2.625%, 01/22/2025 (1)(2)	24,600,000	22,764,270
4.250%, 04/14/2025 (1)(2)	30,420,000	28,917,045
4.250%, 08/19/2026 (1)(2)	10,572,000	9,684,372
2.797%, 01/19/2028 (1 Year CMT Rate + 1.300%)(Callable 01/19/2027) (1)(2)(3)	8,000,000	6,744,126
2.889%, 06/09/2032 (1 Year CMT Rate + 1.300%)(Callable 06/09/2031) (1)(2)(3)	7,000,000	5,113,490
3.625%, 03/01/2041 (1)(2)	9,200,000	5,472,733
Standard Chartered PLC:
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%)(Callable 03/15/2023) (1)(2)(3)	17,600,000	17,426,928
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%)(Callable 05/21/2024) (1)(2)(3)	25,225,000	24,182,686
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)	14,075,000	12,940,026
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%)(Callable 01/14/2026) (1)(2)(3)	15,000,000	12,695,816
2.608%, 01/12/2028 (1 Year CMT Rate + 1.180%)(Callable 01/12/2027) (1)(2)(3)	18,000,000	15,236,954
4.644%, 04/01/2031 (1 Year CMT Rate + 3.850%)(Callable 04/01/2030) (1)(2)(3)	7,000,000	6,114,613
5.700%, 03/26/2044 (1)(2)	14,000,000	11,760,361
State Street Corp.,
2.901%, 03/30/2026 (SOFR + 2.600%)(Callable 03/30/2025) (3)	12,975,000	12,247,201
Stifel Financial Corp.:
4.250%, 07/18/2024	19,615,000	19,268,964
4.000%, 05/15/2030 (Callable 02/15/2030)	6,325,000	5,445,571
Sumitomo Mitsui Financial Group, Inc.:
2.696%, 07/16/2024 (1)	10,400,000	9,938,170
2.448%, 09/27/2024 (1)	20,000,000	18,901,179
Synchrony Bank,
5.625%, 08/23/2027 (Callable 07/23/2027)	5,000,000	4,786,707
Synchrony Financial:
4.250%, 08/15/2024 (Callable 05/15/2024)	33,325,000	32,493,505
4.500%, 07/23/2025 (Callable 04/23/2025)	12,795,000	12,203,155
3.950%, 12/01/2027 (Callable 09/01/2027)	43,000,000	37,299,315
Synovus Financial Corp.,
3.125%, 11/01/2022 (Callable 10/31/2022)	19,588,000	19,555,862
Trinity Acquisition PLC:
4.400%, 03/15/2026 (Callable 12/15/2025)	15,776,000	15,144,028
6.125%, 08/15/2043	23,630,000	22,365,508
UBS Group AG:
1.494%, 08/10/2027 (1 Year CMT Rate + 0.850%)(Callable 08/10/2026) (1)(2)(3)	10,000,000	8,400,786
2.095%, 02/11/2032 (1 Year CMT Rate + 1.000%)(Callable 02/11/2031) (1)(2)(3)	12,550,000	9,120,931
4.988%, 08/05/2033 (1 Year CMT Rate + 2.400%)(Callable 08/05/2032) (1)(2)(3)	3,000,000	2,695,511
UBS Group Funding Switzerland AG,
4.125%, 09/24/2025 (1)(2)	6,500,000	6,206,688
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	11,201,421
Wells Fargo & Co.:
3.000%, 02/19/2025	5,225,000	4,966,384
2.406%, 10/30/2025 (SOFR + 1.087%)(Callable 10/30/2024) (3)	2,500,000	2,333,847
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%)(Callable 02/11/2025) (3)	15,000,000	13,810,640
3.000%, 04/22/2026	4,000,000	3,665,281
4.808%, 07/25/2028 (SOFR + 1.980%)(Callable 07/25/2027) (3)	5,500,000	5,245,488
3.068%, 04/30/2041 (SOFR + 2.530%)(Callable 04/30/2040) (3)	35,000,000	24,022,126
5.013%, 04/04/2051 (SOFR + 4.502%)(Callable 04/04/2050) (3)	8,000,000	6,905,393
Westpac Banking Corp.:
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%)(Callable 02/04/2025) (1)(3)	18,059,000	16,606,180
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%)(Callable 11/23/2026) (1)(3)	10,000,000	9,118,884
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%)(Callable 07/24/2029) (1)(3)	10,000,000	8,509,953
2.668%, 11/15/2035 (5 Year CMT Rate + 1.750%)(Callable 11/15/2030) (1)(3)	10,000,000	7,356,221
Willis North America, Inc.:
2.950%, 09/15/2029 (Callable 06/15/2029)	10,600,000	8,720,856
5.050%, 09/15/2048 (Callable 03/15/2048)	15,000,000	12,785,760
Total Financials (Cost $4,707,002,785)		4,127,855,023	18.7%
Total Corporate Bonds (Cost $12,670,248,982)		10,946,750,159	49.6%

Municipal Bonds
Arizona Industrial Development Authority:
4.950%, 04/01/2026 (Callable 04/01/2024)(Mandatory Tender Date 04/01/2025) (2)(4)	41,325,000	39,526,511
4.950%, 04/01/2026 (Callable 04/01/2024)(Mandatory Tender Date 04/01/2025) (4)	15,830,000	15,113,329
Brazos Higher Education Authority, Inc.:
1.931%, 04/01/2024	1,000,000	957,640
1.981%, 04/01/2025	1,000,000	926,788
2.076%, 04/01/2026	1,000,000	900,899
2.176%, 04/01/2027	1,300,000	1,143,024
2.310%, 04/01/2028	1,000,000	857,706
2.410%, 04/01/2029	2,360,000	1,980,661
2.510%, 04/01/2030	1,175,000	966,334
2.760%, 04/01/2040 (Callable 04/01/2030)	390,000	388,966
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	4,305,000	4,199,312
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	1,415,000	1,491,391
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,303,614
County of Hamilton OH,
3.756%, 06/01/2042 (Insured by AGM)	25,725,000	20,598,059
County of Riverside CA,
2.667%, 02/15/2025	15,000,000	14,198,072
Great Lakes Water Authority,
2.615%, 07/01/2036 (Insured by AGM)	20,000,000	15,432,456
Illinois International Port District,
5.000%, 01/01/2035 (Callable 01/01/2026) (2)	3,475,000	2,955,741
Iowa Student Loan Liquidity Corp.,
2.989%, 12/01/2039 (Callable 12/01/2029)	1,035,000	780,766
Maryland Economic Development Corp.,
3.997%, 04/01/2034 (Callable 01/01/2034)	40,640,000	32,541,996
Massachusetts Educational Financing Authority:
2.455%, 07/01/2030	8,375,000	6,817,459
2.555%, 07/01/2031	5,000,000	3,996,146
3.775%, 07/01/2035 (Callable 07/01/2029)	4,555,000	3,856,031
Michigan Finance Authority,
4.600%, 10/01/2022	4,630,000	4,629,889
Minnesota Housing Finance Agency:
2.680%, 10/01/2046 (Callable 01/01/2026)(Insured by GNMA)	11,120,914	9,979,324
2.650%, 11/01/2046 (Callable 01/01/2026)(Insured by GNMA)	10,809,074	10,249,931
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)	33,000,000	27,856,405
3.300%, 04/01/2032 (Callable 01/01/2032)	20,000,000	15,125,142
2.872%, 07/01/2035 (Callable 01/01/2035)	17,845,000	12,213,775
New Hampshire Housing Finance Authority,
3.750%, 07/01/2034 (Callable 07/01/2023)	480,000	478,640
New Jersey Turnpike Authority,
3.223%, 01/01/2036 (Callable 07/01/2025) (2)	40,000,000	34,427,640
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	1,225,000	1,185,539
2.812%, 07/01/2035 (Callable 01/01/2024)	1,080,000	1,057,743
North East Independent School District,
5.240%, 08/01/2027	3,000,000	3,046,775
Public Finance Authority,
0.000%, 12/15/2027 (Callable 10/31/2022)	12,770,000	9,143,071
Rhode Island Housing & Mortgage Finance Corp.,
2.913%, 10/01/2039 (Callable 10/01/2023)	390,000	385,614
Rhode Island Student Loan Authority:
2.100%, 12/01/2022	1,125,000	1,122,201
2.200%, 12/01/2023	1,400,000	1,359,681
2.400%, 12/01/2024	1,165,000	1,101,135
2.530%, 12/01/2025	2,310,000	2,131,897
2.730%, 12/01/2026	1,490,000	1,351,697
2.875%, 12/01/2027	1,800,000	1,604,530
5.000%, 12/01/2028	1,265,000	1,348,517
5.000%, 12/01/2029	1,295,000	1,375,295
3.625%, 12/01/2037 (Callable 12/01/2030)	4,800,000	4,421,284
Suburban Hospital Healthcare System, Inc.,
7.865%, 02/15/2027 (Insured by AMBAC)	7,660,000	8,138,605
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 10/31/2022)(Insured by SD CRED PROG)	1,350,000	1,350,333
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028 (Insured by AGM)	12,550,000	12,494,503
Westlake City School District,
5.227%, 12/01/2026 (Callable 10/31/2022)	1,160,000	1,160,514
Total Municipal Bonds (Cost $394,964,583)		339,672,581	1.5%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1993-32, Class H, 6.000%, 03/25/2023	320	320
Series 1993-58, Class H, 5.500%, 04/25/2023	1,557	1,555
Federal Gold Loan Mortgage Corp. (FGLMC):
6.500%, 12/01/2028	5,641	5,820
6.500%, 06/01/2029	2,295	2,368
3.000%, 07/01/2032	4,572,691	4,218,130
3.000%, 10/01/2032	3,442,567	3,175,603
3.000%, 11/01/2032	5,436,662	5,015,030
3.000%, 12/01/2032	5,332,516	4,918,908
3.000%, 01/01/2033	2,567,992	2,368,804
3.500%, 01/01/2034	9,432,555	8,910,063
3.000%, 05/01/2035	6,896,288	6,360,406
3.000%, 10/01/2035	5,964,261	5,500,645
2.500%, 01/01/2036 (8)	36,875,029	33,548,407
5.000%, 03/01/2036	2,063,110	2,081,553
5.500%, 04/01/2037	49,023	50,695
5.500%, 04/01/2038	27,525	28,464
5.500%, 05/01/2038	45,231	46,774
5.500%, 01/01/2039	7,967,505	8,213,570
4.500%, 11/01/2039	762,169	747,529
4.500%, 11/01/2039	231,908	227,525
4.500%, 08/01/2040	1,019,104	999,554
4.500%, 08/01/2040	776,921	762,020
4.000%, 10/01/2040	8,561,129	8,172,060
4.000%, 01/01/2041	5,187,077	4,949,711
2.000%, 11/01/2041	40,935,379	34,025,027
2.000%, 12/01/2041	113,604,640	95,090,585
2.500%, 02/01/2042	18,057,657	15,539,475
2.500%, 03/01/2042	23,800,237	20,381,679
3.500%, 06/01/2042	2,085,968	1,918,136
3.500%, 07/01/2042	7,850,394	7,218,729
3.500%, 07/01/2042	11,695,683	10,754,621
3.000%, 08/01/2042	7,239,132	6,500,181
3.500%, 09/01/2042	4,618,031	4,247,871
3.000%, 11/01/2042	25,626,887	23,010,984
3.500%, 12/01/2042	7,838,776	7,207,848
3.000%, 01/01/2043	13,490,901	12,113,540
3.000%, 02/01/2043	2,606,938	2,338,079
3.500%, 02/01/2043	9,501,249	8,742,747
3.000%, 03/01/2043	8,557,439	7,674,918
3.000%, 04/01/2043	6,584,697	5,907,303
3.000%, 04/01/2043	5,516,371	4,946,020
3.000%, 06/01/2043	4,565,343	4,089,761
3.000%, 08/01/2043	10,521,289	9,419,807
4.500%, 12/01/2043	4,385,718	4,302,229
3.500%, 05/01/2044	19,277,056	17,725,791
3.500%, 08/01/2044	12,708,819	11,686,303
4.000%, 09/01/2044	3,675,576	3,496,042
4.000%, 10/01/2044	6,844,119	6,509,501
3.500%, 01/01/2045	10,640,574	9,784,458
4.000%, 02/01/2045	4,242,117	4,034,973
3.500%, 07/01/2045	8,838,752	8,118,831
3.000%, 10/01/2045	13,867,602	12,427,221
4.000%, 10/01/2045	5,738,613	5,422,652
3.500%, 12/01/2045	3,413,038	3,138,342
4.000%, 12/01/2045	2,451,423	2,328,682
3.000%, 01/01/2046	49,968,884	44,819,295
3.500%, 01/01/2046	19,275,422	17,724,929
4.000%, 02/01/2046	3,116,982	2,959,967
4.000%, 02/01/2046	9,084,365	8,662,000
3.500%, 03/01/2046	2,866,646	2,635,936
4.000%, 05/01/2046	268,142	254,533
4.000%, 08/01/2046	4,819,335	4,582,064
3.000%, 10/01/2046	45,792,617	40,929,494
3.000%, 10/01/2046	31,632,385	28,174,777
4.500%, 11/01/2046	29,117,236	28,564,178
4.000%, 01/01/2047	18,938,725	17,989,459
3.000%, 02/01/2047	19,106,354	16,945,236
3.000%, 05/01/2047	35,491,292	31,623,339
3.500%, 08/01/2047	9,440,701	8,682,670
3.500%, 03/01/2048 (8)	43,377,819	39,669,747
4.000%, 06/01/2048	30,904,123	29,284,332
4.000%, 08/01/2048	9,515,394	8,997,390
3.000%, 02/01/2049	32,578,831	29,025,881
4.000%, 05/01/2050	56,030,493	52,830,751
2.500%, 02/01/2051	63,662,986	53,872,870
2.000%, 05/01/2051	76,523,694	62,458,906
2.500%, 05/01/2051	26,450,049	22,382,356
2.000%, 08/01/2051	16,389,273	13,341,214
2.000%, 09/01/2051	89,229,746	72,509,139
2.500%, 11/01/2051	106,569,957	90,186,267
3.000%, 03/01/2052	89,432,554	78,668,572
Federal National Mortgage Association (FNMA):
5.000%, 05/01/2028	13,698	13,430
6.500%, 09/01/2028	4,165	4,292
6.500%, 02/01/2029	8,995	9,271
4.500%, 07/01/2030	1,534,155	1,493,817
3.500%, 01/01/2032	16,716,429	15,772,325
5.500%, 01/01/2032	3,875	3,939
3.000%, 11/01/2032	3,424,064	3,157,809
3.000%, 04/01/2033	5,986,420	5,516,006
3.000%, 05/01/2033	5,948,725	5,481,288
5.000%, 09/01/2033	4,693,939	4,722,352
4.500%, 10/01/2033	9,788,901	9,563,997
4.000%, 01/01/2034	5,119,030	4,883,048
5.500%, 04/01/2034	315,627	320,324
4.000%, 09/01/2034	7,176,520	6,846,793
5.500%, 09/01/2034	14,299	14,731
5.000%, 02/01/2035	7,196,238	7,241,666
5.000%, 02/01/2035	5,234,481	5,263,427
5.500%, 02/01/2035	12,495	12,891
5.000%, 04/01/2035	522,428	526,510
5.000%, 07/01/2035	1,584,247	1,596,618
2.500%, 01/01/2036 (8)	58,041,248	52,731,195
5.000%, 02/01/2036	934,913	940,543
5.000%, 03/01/2036	429,537	432,913
4.000%, 04/01/2036	3,166,461	3,020,822
5.500%, 04/01/2036	1,410,753	1,456,948
2.000%, 06/01/2036 (8)	45,608,262	40,252,931
2.000%, 09/01/2036 (8)	20,186,570	17,808,295
4.000%, 10/01/2036	5,148,833	4,933,207
4.000%, 05/01/2037	20,975,602	20,012,493
3.500%, 08/01/2037	12,313,267	11,530,807
2.500%, 04/01/2038	24,877,641	21,489,824
6.000%, 05/01/2038	2,321,762	2,441,325
4.500%, 04/01/2039	7,747,773	7,695,804
4.000%, 06/01/2039	4,692,540	4,473,935
5.000%, 06/01/2039	6,855,254	6,865,531
4.500%, 01/01/2040	1,520,030	1,486,565
4.500%, 01/01/2040	3,452,106	3,382,451
5.000%, 06/01/2040	4,802,887	4,825,173
4.000%, 08/01/2040	350,603	332,529
4.500%, 08/01/2040	1,599,349	1,567,064
4.500%, 08/01/2040	4,474,888	4,384,600
4.000%, 10/01/2040	602,181	571,157
4.000%, 11/01/2040	6,916,104	6,592,506
4.000%, 12/01/2040	2,033,662	1,938,387
3.500%, 01/01/2041	737,315	678,974
4.000%, 01/01/2041	1,410,458	1,337,746
3.500%, 02/01/2041	804,365	742,099
4.000%, 02/01/2041	139,048	132,560
4.500%, 02/01/2041	23,663,920	23,251,629
4.000%, 03/01/2041	2,654,483	2,530,280
4.500%, 07/01/2041	2,035,803	1,989,234
3.500%, 09/01/2041	11,346,474	10,462,997
4.000%, 09/01/2041	990,936	939,909
1.500%, 11/01/2041	27,395,257	21,925,861
3.500%, 12/01/2041	1,029,014	944,120
4.000%, 12/01/2041	4,749,222	4,504,472
2.000%, 01/01/2042	95,041,522	79,551,837
4.000%, 01/01/2042	9,404,859	8,965,252
4.500%, 01/01/2042	4,413,570	4,323,957
4.000%, 02/01/2042	9,555,329	9,063,064
1.500%, 03/01/2042	9,768,095	7,777,746
3.000%, 04/01/2042	28,282,172	25,225,564
3.000%, 05/01/2042	1,288,267	1,155,444
3.500%, 05/01/2042	6,760,262	6,211,611
3.500%, 06/01/2042	2,460,316	2,254,652
3.500%, 07/01/2042	54,123,218	49,599,514
3.500%, 08/01/2042	4,202,485	3,860,900
3.500%, 09/01/2042	6,773,738	6,221,558
3.000%, 10/01/2042	10,762,302	9,652,593
3.000%, 03/01/2043	2,804,350	2,510,689
3.000%, 04/01/2043	1,033,442	925,661
3.000%, 05/01/2043	10,308,124	9,233,345
3.000%, 05/01/2043	4,039,341	3,619,618
3.500%, 05/01/2043	8,951,151	8,221,886
3.000%, 06/01/2043	11,553,656	10,343,129
3.500%, 06/01/2043	5,034,800	4,667,858
3.000%, 07/01/2043	9,183,237	8,170,682
4.000%, 07/01/2043	12,365,313	11,789,854
3.000%, 08/01/2043	3,359,375	3,002,980
3.500%, 08/01/2043	4,487,928	4,132,610
3.500%, 09/01/2043	13,825,586	12,699,022
4.500%, 09/01/2043	6,107,130	5,953,566
4.000%, 01/01/2045	4,958,555	4,711,605
4.000%, 02/01/2045	1,220,374	1,159,870
4.000%, 02/01/2045	2,664,851	2,540,752
4.000%, 02/01/2045	4,780,747	4,558,273
4.000%, 02/01/2045	9,550,162	9,074,427
4.000%, 03/01/2045	4,133,079	3,927,080
3.500%, 12/01/2045	5,120,259	4,700,766
4.000%, 12/01/2045	18,258,350	17,318,696
4.000%, 12/01/2045	10,313,841	9,908,906
4.500%, 02/01/2046	11,644,796	11,409,198
4.500%, 08/01/2046	10,153,959	9,948,540
3.000%, 10/01/2046	13,993,208	12,461,772
3.500%, 11/01/2046	5,583,801	5,129,997
4.000%, 03/01/2047	12,489,048	11,843,972
4.000%, 11/01/2047	3,840,781	3,640,553
4.000%, 12/01/2047	19,548,776	18,522,894
3.000%, 01/01/2048	14,802,557	13,151,127
3.500%, 05/01/2048	35,624,750	32,568,227
5.000%, 11/01/2048	13,634,620	13,515,517
4.000%, 09/01/2049	2,600,549	2,449,982
4.500%, 03/01/2050 (8)	42,341,986	40,971,500
3.000%, 05/01/2050	96,236,302	84,959,837
2.500%, 06/01/2050	13,530,240	11,455,803
2.500%, 09/01/2050	60,733,121	51,419,840
2.500%, 12/01/2050	22,451,204	18,978,948
2.500%, 12/01/2050	71,610,051	60,616,446
3.000%, 12/01/2050	44,378,257	39,050,136
2.500%, 01/01/2051	45,234,982	38,304,406
2.000%, 08/01/2051	10,987,350	8,943,818
2.500%, 08/01/2051	41,979,939	35,702,000
2.500%, 09/01/2051	95,303,116	80,373,532
3.000%, 10/01/2051	37,122,567	32,672,002
2.000%, 11/01/2051	24,016,048	19,549,436
2.500%, 11/01/2051	50,941,874	43,075,479
2.500%, 11/01/2051	35,927,277	30,285,954
3.000%, 11/01/2051	69,928,853	61,544,970
2.000%, 12/01/2051	20,590,644	16,799,390
2.500%, 12/01/2051	84,817,435	71,684,319
2.500%, 12/01/2051	67,503,324	57,077,374
2.500%, 12/01/2051	87,081,022	73,345,075
2.500%, 12/01/2051	127,704,926	107,531,385
2.500%, 01/01/2052	118,133,501	99,467,457
5.000%, 07/01/2052	89,703,395	87,611,888
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	7,065	7,348
6.500%, 01/20/2029	3,830	3,941
6.000%, 11/20/2033	5,728	6,016
5.000%, 07/20/2040	235,756	237,293
4.000%, 01/20/2041	3,622,437	3,445,908
4.000%, 08/20/2041	2,141,135	2,044,906
3.500%, 10/20/2041	4,201,914	3,909,955
4.000%, 12/20/2041	2,927,251	2,795,463
4.000%, 02/20/2042	5,490,302	5,279,030
4.000%, 06/20/2042	4,794,066	4,609,633
3.500%, 09/20/2042	3,157,934	2,932,796
4.000%, 09/20/2044	15,013,060	14,254,777
3.000%, 04/20/2045	4,507,174	4,053,593
3.500%, 04/20/2045	6,200,653	5,753,407
4.000%, 05/20/2045	6,094,440	5,783,722
3.500%, 06/20/2045	6,260,841	5,797,036
3.500%, 10/20/2045	20,568,554	19,026,855
3.500%, 01/20/2046	15,676,270	14,523,500
4.500%, 01/20/2046	6,008,998	5,952,728
4.000%, 04/20/2046	7,268,995	6,850,876
3.500%, 05/20/2046	26,945,808	24,916,077
4.000%, 05/20/2046	2,668,079	2,532,575
3.000%, 08/20/2046 (8)	12,809,139	11,470,507
4.500%, 06/20/2047	7,088,917	6,863,507
4.500%, 07/20/2047	4,761,651	4,629,812
4.500%, 09/20/2047 (6)	24,401,266	23,783,093
3.000%, 10/20/2047 (8)	75,949,078	68,082,709
3.000%, 11/20/2047 (8)	61,799,184	55,514,080
3.500%, 02/20/2048 (8)	72,172,714	66,453,087
3.500%, 02/20/2048	22,319,519	20,390,544
5.000%, 02/20/2049	28,216,067	27,796,270
2.500%, 07/20/2051	44,979,162	38,769,532
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%, 02/25/2059 (Callable 06/25/2031)	34,413,836	32,269,387
Series 2020-3, Class MT, 2.000%, 05/25/2060 (Callable 12/25/2036)	28,855,207	24,507,431
Total U.S. Government Agency Issues (Cost $4,273,562,078)		3,819,579,707	17.3%

Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2, 3.384%, 09/25/2036 (1 Month LIBOR USD + 0.300%)(Callable 10/25/2022) (3)	2,638,196	2,606,031
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 12/25/2022 (Callable 10/25/2022) (6)	67,928	62,530
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2023 (Callable 10/25/2022) (6)	8,102	8,061
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2025 (Callable 10/25/2022) (6)	3,316,423	2,712,199
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034 (Callable 10/25/2022)	1,438,606	1,382,833
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035 (Callable 10/25/2022) (6)	7,769,497	6,627,291
Series 2005-29CB, Class A1, 5.500%, 07/25/2035 (Callable 10/25/2022)	1,282,099	829,407
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 (Callable 10/25/2022) (6)	1,353,205	941,726
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (Callable 10/25/2022) (6)	205,784	186,679
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 (Callable 10/25/2022) (6)	1,856,520	1,481,539
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (Callable 10/25/2022) (6)	352,541	194,781
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 10/25/2022) (2)(4)	11,373,179	10,508,768
Series 2022-1, Class A1B, 3.269%, 12/25/2056 (Callable 01/25/2025) (2)(7)	11,500,000	9,659,643
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE2, Class A1, 3.464%, 03/25/2036 (1 Month LIBOR USD + 0.380%)(Callable 10/25/2022) (3)	4,780,375	4,674,100
Banc of America Alternative Loan Trust:
Series 2007-1, Class 1A1, 3.921%, 10/25/2022 (4)	74,131	62,370
Series 2004-6, Class 4A1, 5.000%, 12/25/2022 (Callable 10/25/2022)	227,324	182,240
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033 (Callable 10/25/2022)	945,449	884,341
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (Callable 10/25/2022) (6)	110,239	96,788
Banc of America Funding Trust:
Series 2005-C, Class A1, 3.233%, 05/20/2035 (1 Month LIBOR USD + 0.240%)(Callable 06/20/2024) (3)	1,576,727	1,558,000
Series 2007-C, Class 1A3, 3.081%, 05/20/2036 (Callable 10/20/2022) (4)(6)	937,457	899,097
Series 2006-G, Class 1A1, 3.373%, 07/20/2036 (1 Month LIBOR USD + 0.380%)(Callable 10/20/2022) (3)(6)	13,723,423	13,217,766
Bayview Financial Trust,
Series 2007-B, Class 1A2, 7.331%, 08/28/2037 (Callable 10/28/2022) (7)	63,506	52,471
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 5.230%, 10/25/2035 (1 Year CMT Rate + 2.300%)(Callable 10/25/2022) (3)	255,815	245,421
Bear Stearns Asset Backed Securities I Trust,
Series 2005-HE4, Class M2, 4.044%, 04/25/2035 (1 Month LIBOR USD + 0.960%)(Callable 10/25/2022) (3)	58,735	58,678
BRAVO Residential Funding Trust,
Series 2020-RPL2, Class A1, 2.000%, 05/25/2059 (Callable 10/25/2029) (2)(4)	31,345,889	28,415,970
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 3.028%, 01/25/2036 (Callable 10/25/2022) (4)	407,937	364,506
Series 2006-A1, Class 2A3, 3.989%, 09/25/2036 (Callable 10/25/2022) (4)(6)	308,726	272,728
Series 2007-A1, Class 3A1, 3.146%, 02/25/2037 (Callable 05/25/2026) (4)	1,501,571	1,434,577
Series 2007-A1, Class 2A3, 3.646%, 02/25/2037 (Callable 01/25/2029) (4)	492,411	462,532
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035 (Callable 10/25/2022)	254,073	195,424
CIM Trust,
Series 2022-R1, Class A1, 3.000%, 01/25/2061 (Callable 02/25/2027) (2)(4)	21,852,893	20,025,757
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036 (Callable 10/25/2022)	2,314,454	2,029,042
Series 2007-2, Class 1A3, 6.000%, 02/25/2037 (Callable 10/25/2022) (6)	768,060	627,011
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A6, 6.202%, 03/25/2037 (Callable 10/25/2022) (7)	567	563
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.428%, 02/25/2058 (Callable 09/25/2025) (2)(4)	12,607,897	12,120,022
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 3.150%, 10/25/2035 (1 Year CMT Rate + 2.400%)(Callable 10/25/2022) (3)	3,410,388	3,345,628
Series 2005-9, Class 22A2, 6.000%, 10/25/2035 (Callable 10/25/2022) (6)	1,260,895	1,219,168
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (Callable 10/25/2022) (6)	20,877	15,590
Countrywide Asset-Backed Certificates:
Series 2005-10, Class AF6, 4.915%, 12/25/2035 (Callable 10/25/2022) (4)	12,197	11,901
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (Callable 10/25/2022) (4)(6)	115,174	114,539
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 12/25/2022 (Callable 10/25/2022)	11,866	11,219
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB4, Class A1A, 3.174%, 04/25/2037 (1 Month LIBOR USD + 0.090%)(Callable 01/25/2025) (3)	1,020,627	990,695
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (Callable 10/25/2022) (4)	63,299	63,833
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2005-1, Class 1A1, 3.584%, 02/25/2035 (1 Month LIBOR USD + 0.500%)(Callable 10/25/2022) (3)	2,853,976	2,736,406
Series 2005-2, Class 1A7, 5.052%, 04/25/2035 (Callable 10/25/2022) (4)	4,855,689	4,415,477
First Franklin Mortgage Loan Trust,
Series 2006-FF6, Class A4, 3.584%, 04/25/2036 (1 Month LIBOR USD + 0.500%)(Callable 10/25/2022) (3)	9,583,113	9,331,692
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2022 (Callable 10/25/2022)	2,659	2,016
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2023 (Callable 10/25/2022) (9)	24,998	0
Series 2004-AA1, Class A1, 3.112%, 06/25/2034 (Callable 10/25/2022) (4)	2,253,244	2,145,640
Series 2005-AA2, Class 2A1, 3.922%, 04/25/2035 (Callable 10/25/2022) (4)	1,036,111	1,022,334
FirstKey Homes Trust:
Series 2021-SFR1, Class A, 1.538%, 08/19/2038 (2)	98,390,172	84,435,563
Series 2021-SFR2, Class A, 1.376%, 09/17/2038 (2)	38,825,542	33,003,233
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029 (Callable 10/25/2022)	14	14
GS Mortgage Securities Trust,
Series 2018-RPL1, Class A1A, 3.750%, 10/25/2057 (Callable 09/25/2026) (2)	26,551,616	25,747,112
GSAA Home Equity Trust,
Series 2005-14, Class 1A1, 3.584%, 12/25/2035 (1 Month LIBOR USD + 0.500%)(Callable 10/25/2022) (3)	5,655,618	5,460,031
GSAMP Trust,
Series 2006-HE7, Class A2D, 3.544%, 10/25/2036 (1 Month LIBOR USD + 0.460%)(Callable 10/25/2022) (3)	213,640	211,607
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 11/25/2022	20,586	19,351
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035 (Callable 06/25/2025)	1,293,609	1,102,285
Series 2005-AR2, Class 2A1, 2.669%, 04/25/2035 (Callable 10/25/2022) (4)	1,399,301	1,289,187
Home Equity Asset Trust,
Series 2004-7, Class A1, 3.804%, 01/25/2035 (1 Month LIBOR USD + 0.720%)(Callable 10/25/2022) (3)	10,084,238	9,591,400
Home Partners of America Trust,
Series 2021-2, Class A, 1.901%, 12/17/2038 (2)	81,121,333	70,396,387
J.P. Morgan Alternative Loan Trust:
Series 2006-A1, Class 2A1, 3.241%, 03/25/2036 (Callable 05/25/2023) (4)	42,827	41,169
Series 2007-S1, Class A1, 3.644%, 06/25/2037 (1 Month LIBOR USD + 0.560%)(Callable 10/25/2022) (3)	2,560,853	2,434,618
J.P. Morgan Mortgage Trust:
Series 2005-A8, Class 2A3, 3.186%, 11/25/2035 (Callable 10/25/2022) (4)	2,468,049	2,201,206
Series 2006-A2, Class 3A3, 2.754%, 04/25/2036 (Callable 10/25/2022) (4)	690,502	597,134
Series 2006-A2, Class 2A1, 3.019%, 04/25/2036 (Callable 10/25/2022) (4)	591,259	544,630
Series 2006-A7, Class 2A2, 3.258%, 01/25/2037 (Callable 10/25/2022) (4)(6)	949,330	830,802
Series 2006-A7, Class 2A4R, 3.258%, 01/25/2037 (Callable 10/25/2022) (4)(6)	970,980	838,895
Series 2007-A2, Class 2A3, 3.326%, 04/25/2037 (Callable 10/25/2022) (4)	1,827,568	1,567,693
Series 2007-A4, Class 2A3, 3.449%, 06/25/2037 (Callable 10/25/2022) (4)(6)	2,221,662	1,804,904
MASTR Alternative Loan Trust:
Series 2004-2, Class 2A1, 6.000%, 02/25/2034 (Callable 10/25/2022)	1,165,910	1,094,445
Series 2004-8, Class 2A1, 6.000%, 09/25/2034 (Callable 10/25/2022)	786,419	733,648
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 (Callable 10/25/2022) (6)	1,322,900	965,973
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B, 3.704%, 12/25/2029 (1 Month LIBOR USD + 0.620%)(Callable 10/25/2022) (3)	3,049,535	2,918,933
Series 2005-A5, Class A3, 3.481%, 06/25/2035 (Callable 10/25/2022) (4)	894,459	848,891
Mill City Mortgage Loan Trust:
Series 2018-2, Class A1, 3.500%, 05/25/2058 (Callable 09/25/2023) (2)(4)	7,046,056	6,930,535
Series 2018-3, Class A1, 3.500%, 08/25/2058 (Callable 08/25/2025) (2)(4)	7,130,922	6,850,682
Series 2019-1, Class A1, 3.250%, 10/25/2069 (Callable 05/25/2026) (2)(4)	17,565,330	16,580,590
MortgageIT Trust:
Series 2005-4, Class A1, 3.644%, 10/25/2035 (1 Month LIBOR USD + 0.560%)(Callable 10/25/2022) (3)	1,230,175	1,155,612
Series 2005-5, Class A1, 3.604%, 12/25/2035 (1 Month LIBOR USD + 0.520%)(Callable 10/25/2022) (3)	1,372,599	1,303,531
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1, 3.750%, 03/25/2056 (Callable 12/25/2028) (2)(4)	5,939,906	5,525,015
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (Callable 07/25/2029) (2)(4)	12,249,480	11,671,437
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (Callable 01/25/2030) (2)(4)	10,122,158	9,607,392
Series 2017-6A, Class A1, 4.000%, 08/25/2057 (Callable 04/25/2032) (2)(4)	13,002,490	12,280,875
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (Callable 01/25/2030) (2)(4)	6,771,718	6,436,579
Series 2019-RPL2, Class A1, 3.250%, 02/25/2059 (Callable 01/25/2027) (2)(4)	15,102,661	14,192,925
Series 2022-NQM2, Class A1, 3.079%, 03/25/2062 (Callable 02/25/2024) (2)(4)	28,105,160	25,033,322
OBX Trust:
Series 2022-NQM3, Class A1, 3.380%, 01/25/2062 (Callable 03/25/2025) (2)(4)	37,241,306	34,773,560
Series 2022-NQM5, Class A1, 4.310%, 05/25/2062 (Callable 05/25/2025) (2)(7)	70,221,139	67,331,097
RALI Series Trust:
Series 2004-QS13, Class CB, 5.000%, 12/25/2022 (Callable 10/25/2022)	3,495	3,529
Series 2005-QS5, Class A1, 3.484%, 04/25/2035 (1 Month LIBOR USD + 0.400%)(Callable 10/25/2022) (3)(6)	1,128,873	891,723
Series 2005-QA7, Class A22, 3.584%, 07/25/2035 (Callable 10/25/2022) (4)(6)	975,387	887,898
Series 2005-QS11, Class A2, 3.584%, 07/25/2035 (1 Month LIBOR USD + 0.500%)(Callable 10/25/2022) (3)(6)	2,300,163	1,693,593
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035 (Callable 10/25/2022) (7)	3,702	3,597
Series 2005-2, Class AF6, 4.781%, 08/25/2035 (Callable 02/25/2023) (7)	316,052	296,152
Series 2006-2, Class AF3, 5.797%, 08/25/2036 (Callable 03/25/2027) (7)	14,782,419	5,986,803
Series 2006-3, Class AF2, 5.580%, 11/25/2036 (Callable 10/25/2027) (7)	9,847,275	3,891,143
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (Callable 03/25/2028) (7)	278,136	85,272
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (Callable 01/25/2029) (7)	1,435,659	440,016
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.486%, 04/25/2065 (Callable 07/25/2023) (2)(4)	4,158,351	3,996,932
Structured Asset Securities Corp.:
Series 2003-31A, Class 2A7, 3.676%, 10/25/2033 (Callable 10/25/2022) (4)	660,887	644,285
Series 2005-7XS, Class 1A4B, 5.940%, 04/25/2035 (Callable 10/25/2022) (7)	187	186
Towd Point Mortgage Trust:
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 07/25/2023) (2)(4)	485,824	478,414
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 05/25/2025) (2)(4)	11,091,093	10,656,982
Series 2019-1, Class A1, 3.692%, 03/25/2058 (Callable 01/25/2026) (2)(4)	6,437,142	6,057,338
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2024) (2)(4)	7,657,493	7,520,863
Series 2018-4, Class A1, 3.000%, 06/25/2058 (Callable 12/25/2027) (2)(4)	23,099,118	21,541,875
Series 2019-4, Class A1, 2.900%, 10/25/2059 (Callable 08/25/2027) (2)(4)	46,083,860	43,389,715
Series 2020-2, Class A1A, 1.636%, 04/25/2060 (Callable 03/25/2028) (2)(4)	28,934,755	25,691,739
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 08/25/2028) (2)	74,669,359	66,491,997
Series 2022-2, Class A1, 3.750%, 07/25/2062 (Callable 06/25/2028) (2)(4)	120,869,782	112,338,829
Series 2022-3, Class A1, 3.750%, 08/25/2062 (Callable 12/25/2027) (2)(4)	121,886,458	113,620,021
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034 (Callable 10/25/2022)	640,137	617,453
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034 (Callable 10/25/2022)	1,406,787	1,324,141
Series 2005-3, Class 1CB3, 3.534%, 05/25/2035 (1 Month LIBOR USD + 0.450%)(Callable 10/25/2022) (3)(6)	3,217,665	2,735,013
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 (Callable 10/25/2022) (6)	2,775,836	2,329,445
Series 2007-HY3, Class 4A1, 3.268%, 08/25/2036 (Callable 10/25/2022) (4)	5,718,508	5,283,501
Series 2006-AR10, Class 1A1, 3.719%, 09/25/2036 (Callable 10/25/2022) (4)(6)	524,884	484,922
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR14, Class 2A3, 4.363%, 10/25/2036 (Callable 10/25/2022) (4)(6)	906,369	851,010
Series 2007-7, Class A49, 6.000%, 06/25/2037 (Callable 10/25/2022) (6)	1,209,752	1,017,996
Total Non-U.S. Government Agency Issues (Cost $1,160,804,149)		1,060,111,676	4.8%
Total Residential Mortgage-Backed Securities (Cost $5,434,366,227)		4,879,691,383	22.1%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2, 2.640%, 12/25/2026 (4)	22,115,737	20,449,896
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K061, Class A2, 3.347%, 11/25/2026 (4)	57,540,000	55,086,380
Series K063, Class A2, 3.430%, 01/25/2027 (4)	16,715,490	15,980,722
Series K064, Class A2, 3.224%, 03/25/2027	9,810,250	9,293,444
Series K065, Class A2, 3.243%, 04/25/2027	54,115,000	51,245,184
Series K066, Class A2, 3.117%, 06/25/2027	16,491,658	15,520,182
Series K067, Class A2, 3.194%, 07/25/2027	9,015,000	8,498,582
Series K068, Class A2, 3.244%, 08/25/2027	71,580,000	67,571,026
Series K072, Class A2, 3.444%, 12/25/2027	12,000,000	11,389,507
Series K074, Class A2, 3.600%, 01/25/2028	40,495,000	38,677,123
Series K077, Class A2, 3.850%, 05/25/2028 (4)	46,199,000	44,605,467
Series K079, Class A2, 3.926%, 06/25/2028	63,251,000	61,222,711
Series K080, Class A2, 3.926%, 07/25/2028 (4)	34,095,000	32,979,234
Series K153, Class A3, 3.117%, 10/25/2031 (4)	15,655,000	14,057,234
Series K158, Class A3, 3.900%, 10/25/2033 (4)	18,777,000	17,583,202
Series K-1517, Class A2, 1.716%, 07/25/2034	1,000,000	719,229
Total U.S. Government Agency Issues (Cost $502,754,746)		464,879,123	2.1%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050 (Callable 04/15/2027)	30,037,000	27,868,085
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050 (Callable 11/15/2027)	69,721,751	63,972,468
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054 (Callable 12/15/2029)	32,737,000	30,071,203
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060 (Callable 07/15/2027)	2,070,000	1,898,995
Series 2018-BN10, Class A5, 3.688%, 02/17/2061 (Callable 02/15/2028)	6,400,000	5,910,790
Series 2021-BN33, Class A5, 2.556%, 05/16/2064 (Callable 05/15/2031)	53,919,000	43,997,829
BBCMS Mortgage Trust,
Series 2018-C2, Class A5, 4.314%, 12/15/2051 (Callable 12/15/2028)	14,445,000	13,698,721
Benchmark Mortgage Trust:
Series 2020-B19, Class A5, 1.850%, 09/17/2053 (Callable 10/15/2030)	40,850,000	32,085,682
Series 2020-B21, Class A5, 1.978%, 12/17/2053 (Callable 12/15/2030)	46,400,000	36,397,631
Series 2021-B24, Class A5, 2.584%, 03/17/2054 (Callable 03/15/2031)	29,000,000	23,673,442
BMO Mortgage Trust,
Series 2022-C1, Class A5, 3.374%, 02/18/2055 (4)	31,900,000	27,560,292
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 01/10/2025)	50,189,111	47,906,836
Series 2015-GC29, Class A4, 3.192%, 04/10/2048 (Callable 04/10/2025)	25,065,000	23,733,074
Series 2016-C2, Class A4, 2.832%, 08/12/2049 (Callable 08/10/2026)	33,387,000	30,339,194
Series 2017-P8, Class A4, 3.465%, 09/16/2050 (Callable 09/15/2027)	29,775,000	27,405,958
Series 2019-GC43, Class A4, 3.038%, 11/13/2052 (Callable 11/10/2029)	7,350,000	6,377,234
COMM Mortgage Trust:
Series 2014-CR18, Class A4, 3.550%, 07/17/2047 (Callable 07/15/2024)	4,732,527	4,601,019
Series 2014-CR19, Class A5, 3.796%, 08/12/2047 (Callable 08/10/2024)	33,800,000	32,808,092
Series 2014-CR20, Class ASB, 3.305%, 11/13/2047 (Callable 01/10/2029)	12,188,178	11,973,687
Series 2015-LC19, Class A4, 3.183%, 02/10/2048 (Callable 01/10/2027)	27,105,399	25,851,143
Series 2015-DC1, Class A5, 3.350%, 02/12/2048 (Callable 02/10/2025)	23,390,000	22,330,765
DBJPM Mortgage Trust,
Series 2020-C9, Class A5, 1.926%, 08/15/2053 (Callable 09/15/2030)	31,100,000	24,647,291
GS Mortgage Securities Trust:
Series 2013-GC13, Class A4, 3.871%, 07/12/2046 (Callable 06/10/2025) (4)	14,700,000	14,574,472
Series 2014-GC20, Class AAB, 3.655%, 04/12/2047 (Callable 04/10/2024)	6,429,169	6,351,385
Series 2014-GC20, Class A5, 3.998%, 04/12/2047 (Callable 04/10/2024)	9,959,000	9,796,226
Series 2019-GC42, Class A4, 3.001%, 09/12/2052 (Callable 09/10/2029)	16,285,000	14,124,632
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A4, 2.694%, 04/17/2046 (Callable 05/15/2023)	4,508,380	4,468,702
Series 2013-C10, Class ASB, 2.702%, 12/17/2047 (Callable 03/15/2023)	1,190,181	1,186,818
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C15, Class A4, 4.096%, 11/17/2045 (Callable 10/15/2023)	5,336,651	5,278,294
Series 2013-C17, Class A3, 3.928%, 01/17/2047 (Callable 01/15/2024)	5,390,525	5,276,606
Series 2014-C24, Class ASB, 3.368%, 11/18/2047 (Callable 10/15/2025)	5,007,609	4,919,824
Series 2014-C25, Class A5, 3.672%, 11/18/2047 (Callable 11/15/2024)	45,697,000	44,159,031
Series 2015-C30, Class A5, 3.822%, 07/15/2048 (Callable 07/15/2025)	42,110,000	40,501,550
Series 2016-C4, Class A3, 3.141%, 12/17/2049 (Callable 04/15/2027)	29,133,000	26,754,748
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class A5, 3.723%, 03/17/2050 (Callable 04/15/2027)	17,310,000	16,231,286
Series 2017-JP7, Class A5, 3.454%, 09/16/2050 (Callable 08/15/2027)	27,356,184	25,178,495
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class A3, 3.973%, 10/17/2046 (Callable 10/15/2023)	13,471,776	13,350,413
Series 2014-C16, Class A5, 3.892%, 06/17/2047 (Callable 06/15/2026)	35,020,000	34,306,520
Series 2015-C25, Class ASB, 3.383%, 10/19/2048 (Callable 09/15/2025)	15,123,954	14,713,963
Series 2016-C30, Class A5, 2.860%, 09/17/2049 (Callable 10/15/2026)	9,062,000	8,246,503
Series 2016-C32, Class A4, 3.720%, 12/17/2049 (Callable 01/15/2027)	14,175,000	13,268,592
Morgan Stanley Capital I, Inc.,
Series 2022-L8, Class A5, 3.922%, 04/16/2055 (Callable 04/15/2032) (4)	56,678,000	50,792,347
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%, 02/15/2048 (Callable 02/15/2025)	7,266,176	7,079,538
Series 2016-C35, Class ASB, 2.788%, 07/17/2048 (Callable 07/15/2026)	8,315,915	7,968,320
Series 2016-BNK1, Class A3, 2.652%, 08/17/2049 (Callable 08/15/2026)	7,952,000	7,185,168
Series 2017-C40, Class A4, 3.581%, 10/17/2050 (Callable 10/15/2027)	48,894,000	45,096,237
Series 2017-C42, Class A4, 3.589%, 12/16/2050 (Callable 12/15/2027)	52,370,521	48,182,927
Series 2017-RC1, Class A4, 3.631%, 01/15/2060 (Callable 03/15/2027)	11,875,000	11,022,453
Series 2018-C47, Class A4, 4.442%, 09/16/2061 (Callable 10/15/2028)	10,850,000	10,287,453
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045 (Callable 02/15/2023)	11,216,871	11,177,417
Series 2013-C18, Class A4, 3.896%, 12/17/2046 (Callable 01/15/2024)	18,367,501	17,981,489
Series 2014-C21, Class ASB, 3.393%, 08/16/2047 (Callable 08/15/2024)	3,873,027	3,823,747
Series 2014-C24, Class A5, 3.607%, 11/18/2047 (Callable 11/15/2024)	54,091,000	52,080,508
Total Non-U.S. Government Agency Issues (Cost $1,290,157,100)		1,140,475,095	5.2%
Total Commercial Mortgage-Backed Securities (Cost $1,792,911,846)		1,605,354,218	7.3%

Asset Backed Securities
Affirm Asset Securitization Trust,
Series 2021-B, Class A, 1.030%, 08/17/2026 (Callable 08/15/2023) (2)	15,650,000	14,762,016
Ford Credit Auto Owner Trust:
Series 2019-1, Class A, 3.520%, 07/15/2030 (Callable 01/15/2024) (2)	18,675,000	18,376,979
Series 2018-1, Class A, 3.190%, 07/15/2031 (Callable 01/15/2025) (2)	28,641,000	27,533,870
Nelnet Student Loan Trust,
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)	30,973,199	27,282,073
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023 (Callable 10/15/2022)	926	923
PFS Financing Corp.:
Series 2021-A, Class A, 0.710%, 04/15/2026 (2)	29,800,000	27,802,688
Series 2021-B, Class A, 0.770%, 08/17/2026 (2)	44,400,000	40,798,605
SBA Tower Trust,
1.840%, 10/15/2051 (Callable 04/15/2026) (2)	45,100,000	38,056,652
Texas Electric Market Stabilization Funding N LLC,
4.966%, 02/01/2044 (2)	24,000,000	22,855,413
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (Callable 10/25/2022) (2)(4)	31,695,685	29,378,467
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 10/25/2022) (2)(4)	23,019,904	21,359,741
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (Callable 05/25/2024) (2)	62,085,050	59,824,751
Series 2020-1A, Class A, 1.350%, 05/25/2033 (Callable 05/25/2025) (2)	65,158,000	59,496,056
Total Asset Backed Securities (Cost $419,334,689)		387,528,234	1.7%

	Shares
Common Stock
Industrials
Weatherford International PLC (10)	46,003	1,485,437
Total Common Stock (Cost $3,790,589)		1,485,437	0.0%
Total Long-Term Investments (Cost $25,296,349,927)		21,846,596,818	98.9%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.80% (5)	609,838,416	609,838,416
Total Short-Term Investment (Cost $609,838,416)		609,838,416	2.8%
Total Investments (Cost $25,906,188,343)		22,456,435,234	101.7%
Liabilities in Excess of Other Assets		(371,146,889)	(1.7)%
TOTAL NET ASSETS		$22,085,288,345	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
SD CRED PROG	State Credit Enhancement Program

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index

(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2022, the value of these securities totaled $5,041,718,558, which represented 22.83% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2022.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2022.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.
(10)	Non-income producing.

Baird Core Plus Bond Fund
Summary of Fair Value Exposure at September 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$3,651,119,862	$–	$3,651,119,862
Other Government Related Securities	–	34,994,944	–	34,994,944
Corporate Bonds	–	10,946,750,159	–	10,946,750,159
Municipal Bonds	–	339,672,581	–	339,672,581
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	3,819,579,707	–	3,819,579,707
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,060,111,676	–	1,060,111,676
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	464,879,123	–	464,879,123
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,140,475,095	–	1,140,475,095
Asset Backed Securities	–	387,528,234	–	387,528,234
Common Stock	1,485,437	–	–	1,485,437
Total Long-Term Investments	1,485,437	21,845,111,381	–	21,846,596,818
Short-Term Investment
Money Market Mutual Fund	609,838,416	–	–	609,838,416
Total Short-Term Investment	609,838,416	–	–	609,838,416
Total Investments	$611,323,853	$21,845,111,381	$–	$22,456,435,234

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.